                                                       Registration No. 33-20827
                                                       Inv. Co. Act No. 811-5518


As filed with the Securities and Exchange Commission on November 27, 1996



================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


                      POST-EFFECTIVE AMENDMENT NO. 41 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             AMENDMENT NO. 43 [X]
                       ----------------------------------


                               THE RBB FUND, INC.

     (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Avisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio; BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio; BEA Class; BEA Balanced Fund Portfolio; BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications
Portfolio: BEA Investor Class and BEA Advisor Class; ni Micro Cap Fund; ni Class; ni Growth Fund; ni Class; ni Growth & Value Fund; ni Class; Boston Partners Large Cap Value Fund; Boston Partners Investor Class, Boston Partners Advisor Class and Boston Partners Institutional Class; Money Market Portfolio:
RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)

--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                    ----------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:
GARY M. GARDNER, ESQUIRE                    JOHN N. AKE, ESQUIRE
PNC Bank, National Association              Ballard Spahr Andrews & Ingersoll
1600 Market Street, 28th Floor              1735 Market Street, 51st Floor
Philadelphia, PA 19103                      Philadelphia, PA 19103

(Name and Address of
Agent for Service)

     Approximate Date of Proposed Public Offering: as soon as possible after effective date of registration statement.

It is proposed that this filing will become effective (check appropriate box)


[ ]    immediately upon filing pursuant to paragraph (b)

[X]    ON DECEMBER 1, 1996  pursuant to paragraph (b)

[ ]    60  days  after  filing  pursuant  to  paragraph   (a)(1)

[ ]    on   _______________  pursuant  to  paragraph  (a)(1) 75

[ ]    days after filing  pursuant  to  paragraph  (a)(2)

[ ]     on   _______________  pursuant to paragraph (a)(2) of rule 485


      If appropriate, check following box:

[ ]                   this post-effective amendment designates a new effective
                        date for a previously filed post-effective amendment.

                                ------------------------------
     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the seventy-seven classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1996 on October 28, 1996.

                               THE RBB FUND, INC.
                     (Boston Parnters Institutional Class of
                    the Boston Partners Large Cap Value Fund)
                              Cross Reference Sheet



               FORM N-1A ITEM                     LOCATION
               --------------                     --------

                   PART A                                 PROSPECTUS

 1.  Cover Page............................       Cover Page

 2.  Synopsis..............................       Introduction

 3.  Condensed Financial Information.......       Not Applicable

 4.  General Description of Registrant.....       Cover Page;
                                                  The Fund;
                                                  Investment
                                                  Objectives and
                                                  Policies

 5.  Management of the Fund................       Management

 6.  Capital Stock and Other Securities....       Cover Page;
                                                  Dividends and
                                                  Distributions;
                                                  Multi Class
                                                  Structure;
                                                  Description of
                                                  Shares

 7.  Purchase of Securities Being Offered..       How to
                                                  Purchase Shares; Net
                                                  Asset Value

 8.  Redemption or Repurchase..............       How to Redeem
                                                  Shares; Net
                                                  Asset Value

 9.  Legal Proceedings.....................       Inapplicable

                   PART B                              STATEMENT OF
                                                ADDITIONAL INFORMATION

10.  Cover Page............................            Cover Page

11.  Table of Contents.....................            Contents

12.  General Information and History.......            General; See
                                                       Prospectus - "The
                                                          Fund"

13.  Investment Objectives and Policies....            Investment
                                                       Objective and Policies

14.  Management of the Fund................            Directors and
                                                       Officers;
                                                       Investment Advisory,
                                                       Distribution and
                                                       Servicing
                                                       Arrangements

15.  Control Persons and Principal Holders
        of Securities.........................         Miscellaneous

16.  Investment Advisory and Other
        Services..............................         Investment
                                                       Advisory, Distribution
                                                       and Servicing
                                                       Arrangements; See
                                                       Prospectus -
                                                       "Management"

17.  Brokerage Allocation and Other
        Practices.............................         Portfolio
                                                       Transactions

18.  Capital Stock and Other Securities....            Additional
                                                       Information
                                                       Concerning Fund
                                                       Shares; See
                                                       Prospectus -
                                                       "Dividends and
                                                       Distributions"
                                                       "Multi Class
                                                       Structure" and
                                                       "Description of
                                                       Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered..............         Purchase and
                                                       Redemption
                                                       Information;
                                                       Valuation of
                                                       Shares; See Prospectus -
                                                       "How to Purchase
                                                       Shares", "How to
                                                       Redeem Shares" and
                                                       "Distribution of
                                                       Fund Shares"

20.  Tax Status............................            Taxes; See
                                                       Prospectus - "Taxes"

21.  Underwriters..........................            Not Applicable

22.  Calculation of Performance Data.......            Performance
                                                       Information

23.  Financial Statements..................            Financial Statements



                   PART C                              OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                        (Boston Partners Advisor Class of
                    the Boston Partners Large Cap Value Fund)
                              Cross Reference Sheet



               FORM N-1A ITEM                          LOCATION
               --------------                          --------

                   PART A                                      PROSPECTUS

 1.  Cover Page............................            Cover Page

 2.  Synopsis..............................            Introduction

 3.  Condensed Financial Information.......            Not Applicable

 4.  General Description of Registrant.....            Cover Page;
                                                       The Fund;
                                                       Investment
                                                       Objectives and
                                                       Policies

 5.  Management of the Fund................            Management

 6.  Capital Stock and Other Securities....            Cover Page;
                                                       Dividends and
                                                       Distributions;
                                                       Multi Class
                                                       Structure;
                                                       Description of
                                                       Shares

 7.  Purchase of Securities Being Offered..            How to
                                                       Purchase Shares; Net
                                                       Asset Value

 8.  Redemption or Repurchase..............            How to Redeem
                                                       Shares; Net
                                                       Asset Value

 9.  Legal Proceedings.....................            Inapplicable

                   PART B                              STATEMENT OF
                                                ADDITIONAL INFORMATION

10.  Cover Page............................            Cover Page

11.  Table of Contents.....................            Contents

12.  General Information and History.......            General; See
                                                       Prospectus - "The
                                                          Fund"

13.  Investment Objectives and Policies....            Investment
                                                       Objective and Policies

14.  Management of the Fund................            Directors and
                                                       Officers;
                                                       Investment Advisory,
                                                       Distribution and
                                                       Servicing
                                                       Arrangements

15.  Control Persons and Principal Holders
        of Securities.........................         Miscellaneous

16.  Investment Advisory and Other
        Services..............................         Investment
                                                       Advisory, Distribution
                                                       and Servicing
                                                       Arrangements; See
                                                       Prospectus -
                                                       "Management"

17.  Brokerage Allocation and Other
        Practices.............................         Portfolio
                                                       Transactions

18.  Capital Stock and Other Securities....            Additional
                                                       Information
                                                       Concerning Fund
                                                       Shares; See
                                                       Prospectus -
                                                       "Dividends and
                                                       Distributions";
                                                       "Multi Class
                                                       Structure" and
                                                       "Description of
                                                       Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered..............         Purchase and
                                                       Redemption
                                                       Information;
                                                       Valuation of
                                                       Shares; See Prospectus -
                                                       "How to Purchase
                                                       Shares", "How to
                                                       Redeem Shares" and
                                                       "Distribution of
                                                       Fund Shares"

20.  Tax Status............................            Taxes; See
                                                       Prospectus - "Taxes"

21.  Underwriters..........................            Not Applicable

22.  Calculation of Performance Data.......            Performance
                                                       Information

23.  Financial Statements..................            Financial Statements



                   PART C                              OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                       (Boston Partners Investor Class of
                    the Boston Partners Large Cap Value Fund)
                              Cross Reference Sheet



               FORM N-1A ITEM                         LOCATION
               --------------                         --------

                   PART A                                     PROSPECTUS

 1.  Cover Page............................           Cover Page

 2.  Synopsis..............................           Introduction

 3.  Condensed Financial Information.......           Not Applicalbe

 4.  General Description of Registrant.....           Cover Page;
                                                      The Fund;
                                                      Investment
                                                      Objectives and
                                                      Policies

 5.  Management of the Fund................           Management

 6.  Capital Stock and Other Securities....           Cover Page;
                                                      Dividends and
                                                      Distributions;
                                                      Multi Class
                                                      Structure;
                                                      Description of
                                                      Shares

 7.  Purchase of Securities Being Offered..           How to
                                                      Purchase Shares; Net
                                                      Asset Value

 8.  Redemption or Repurchase..............           How to Redeem
                                                      Shares; Net
                                                      Asset Value

 9.  Legal Proceedings.....................           Inapplicable

                   PART B                             STATEMENT OF
                                               ADDITIONAL INFORMATION

10.  Cover Page............................           Cover Page

11.  Table of Contents.....................           Contents

12.  General Information and History.......           General; See
                                                      Prospectus - "The
                                                         Fund"

13.  Investment Objectives and Policies....           Investment
                                                      Objective and Policies

14.  Management of the Fund................           Directors and
                                                      Officers;
                                                      Investment Advisory,
                                                      Distribution and
                                                      Servicing
                                                      Arrangements

15.  Control Persons and Principal Holders
        of Securities.........................        Miscellaneous

16.  Investment Advisory and Other
        Services..............................        Investment
                                                      Advisory, Distribution and
                                                      Servicing
                                                      Arrangements; See
                                                      Prospectus -
                                                      "Management"

17.  Brokerage Allocation and Other
        Practices.............................        Portfolio
                                                      Transactions

18.  Capital Stock and Other Securities....           Additional
                                                      Information
                                                      Concerning Fund
                                                      Shares; See
                                                      Prospectus -
                                                      "Dividends and
                                                      Distributions";
                                                      "Multi Class
                                                      Structure" and
                                                      "Description of
                                                      Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered..............        Purchase and
                                                      Redemption
                                                      Information;
                                                      Valuation of
                                                      Shares; See Prospectus -
                                                      "How to Purchase
                                                      Shares", "How to
                                                      Redeem Shares" and
                                                      "Distribution of
                                                      Fund Shares"

20.  Tax Status............................           Taxes; See
                                                      Prospectus - "Taxes"

21.  Underwriters..........................           Not Applicable

22.  Calculation of Performance Data.......           Performance
                                                      Information

23.  Financial Statements..................           Financial Statements



                   PART C                             OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              (Institutional Class)
                                       of
                               The RBB Fund, Inc.


     Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of Institutional Class ("Shares") offered by this Prospectus represent an interest in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve such objective by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as value companies. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and the Statement of Additional Information is available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov). It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 1, 1996

                                  INTRODUCTION


     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.



FEE TABLE


     The following tables illustrate all expenses and fees (after expected fee waivers and expenses reimbursements) that a shareholder would incur in the Fund.
The expenses and fees in the tables are based on expenses expected to be incurred for the current fiscal year ending August 31, 1997.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS) AFTER EXPENSE WAIVERS*

        Management Fees (after waivers)**.............      0.71%
        12b-1 Fees (after waivers)**..................      0.04%
        Other Expenses................................      0.25%
                                                            ----
        Total Fund Operating Expenses (after waivers)       1.00%
                                                            ====




*    In the absence of expense  waivers,  fees and expenses would be as follows:
     Management  Fees:  0.75%;  12b-1  Fees:  0.15%;  and Total  Fund  Operating
     Expenses: 1.15%.

** Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

               An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                    One Year       Three Years
                                    --------       -----------
Boston Partners Large
Cap Value Fund.........               $10              $32



     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management fees" for the Fund. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent any service providers assume additional expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.

                       INVESTMENT OBJECTIVES AND POLICIES



     The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater, and identified by the Adviser as value companies.

     The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.



     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earning power, growth features and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


     Under normal market conditions, the Fund will invest a minimum of 65% of its total assets in securities of issuers with a market capitalization of $1 billion or greater.


     The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalization; mutual funds; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.


     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase and reverse repurchase agreements and dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.


     The Fund may also lend its portfolio securities to financial institutions in accordance with the investment restrictions as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.


     The Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures. Money market instruments which may be so held are described under "Investment Objectives and Policies" in the Statement of Additional Information.


     The Fund's investment objective and the policies described above may be changed by the RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing an interest in the Fund. Such changes may result in the Fund having investment objectives which differ from those an investor may have considered at the time of investment.


                             INVESTMENT LIMITATIONS

     The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

          The Fund may not:


               1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

               2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

               3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.


PORTFOLIO TURNOVER


     The Fund may make changes in its underlying securities holdings consistent with the Adviser's investment recommendation. The Fund retains the right to sell securities irrespective of how long they have been held. Federal income tax law may restrict the extent to which the Fund may engage in short-term trading activities. See "Taxes" in the Statement of Additional Information for a discussion of such federal income tax law restrictions. The Adviser estimates that the annual turnover in the Fund will be approximately 75%.



                                  RISK FACTORS


     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

                                   MANAGEMENT

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of the RBB's Board of Directors.

INVESTMENT ADVISER


     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of October 31, 1996, in excess of $7.0 billion.

               Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.


PORTFOLIO MANAGEMENT


     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Vice Chairman of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $1.9 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is a member of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.



ADMINISTRATOR


     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.


EXPENSES


     The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with any of the Fund's investment advisers, sub-advisers or the Fund's distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.


     The Adviser may assume expenses of the Fund from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Fund for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Fund's expense ratio and of decreasing yield to investors.

PORTFOLIO TRANSACTIONS

     The Adviser may consider a number of factors in determining which brokers to use in purchasing or selling the Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. Transactions for the Fund may be effected through broker/dealers, subject to the requirements of best execution. The Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.


                             DISTRIBUTION OF SHARES

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution contract (the "Distribution Contract") with RBB on behalf of the Shares.


     The Board of Directors of the Fund approved and adopted a Distribution Contract and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by the RBB's Board of Directors and by the Distributor. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. Such compensation may be increased up to the amount permitted by the Plan, with the approval of the RBB Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Amounts paid to the Distributor under the Fund's 12b-1 Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Institutional Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Institutional Shares of the Fund, all as set forth in the Fund's 12b-1 Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Fund. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the RBB's Board of Directors, including those directors who are not "interested persons" of RBB as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Fund. The fee set forth above will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed.




                             HOW TO PURCHASE SHARES

GENERAL


     Shares representing an interest in the Fund are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundation or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Shares are offered at the next determined net asset value per share.

     The price paid for Shares purchased is based on the net asset value next computed after an order is received by the Fund or its agents. Such price will be the net asset value next computed after an order is received by the Fund or its agents prior to the close of the NYSE. Orders received by the Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Shares may be purchased by principals and employees of the Adviser, either directly or through their individual retirement accounts, and any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

     Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Checks for investment must be made payable to Boston Partners Large Cap Value Fund.

     An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


               A. Telephone the Funds' transfer agent, PFPC, toll- free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

               B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                             PNC Bank, N.A.
                             Philadelphia, PA  19103
                             ABA Number:  0310-0005-3
                             CREDITING ACCOUNT NUMBER:  86-1108-2507
                             FROM:  (name of investor)
                             ACCOUNT NUMBER:  (Investor's account number
                               with the Fund)
                             FOR PURCHASE OF:  (name of the Fund)
                             AMOUNT:  (amount to be invested)

               C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.



                              HOW TO REDEEM SHARES


REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.


     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an eligible guarantor institution, as defined by SEC rules.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TELEPHONE REDEMPTION

     A shareholder wishing to make a redemption by telephone may do so by following the procedures described below. Shareholders are automatically provided with telephone redemption privileges when opening an account, unless they indicate on the application that they do not wish to use this privilege. To add a telephone redemption feature to an existing account that previously did not provide for this option, a Telephone Redemption Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may contact PFPC by telephone to request the redemption at
(888) 261-4073. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's Federal tax identification number and name of the Fund, all of which must match the Fund's records; (3) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (4) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (5) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.



INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS


     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.



                                 NET ASSET VALUE

     The net asset value for the Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value is calculated as of 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of

Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.


     With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.



                           DIVIDENDS AND DISTRIBUTIONS


     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.




                                      TAXES

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.


     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.



                              MULTI-CLASS STRUCTURE


     The Fund has other classes of shares which may be offered directly to individual investors and financial planners pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Advisor and Investor Shares separately from Institutional Shares. Because of different fees paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Advisor and Investor Shares. Information concerning these other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.



                              DESCRIPTION OF SHARES


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS LARGE CAP VALUE CLASS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS LARGE CAP VALUE CLASS.


     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

                                OTHER INFORMATION

REPORTS AND INQUIRIES


     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.


SHARE CERTIFICATES


     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended September 30, 1996. The Composite is comprised of institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which had not commenced operations as of September 30, 1996. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund. In addition, the past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.


                            For the Period Ended September 30, 1996

                                                                          Since
                                                   One Year             Inception*
                                                   --------             ----------

        Composite Performance                        20.6%                26.8%

        S&P 500 Stock Index                          20.3%                23.8%


* The Adviser commenced managing these accounts on June 1, 1995.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune,
Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                             (INSTITUTIONAL SHARES)














                                   PROSPECTUS









                                                                December 1, 1996

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                       TABLE OF CONTENTS
                                                                           Page
                                                                           ----


INTRODUCTION...............................................................  2
INVESTMENT OBJECTIVES AND POLICIES.........................................  3
INVESTMENT LIMITATIONS.....................................................  5
RISK FACTORS...............................................................  7
MANAGEMENT.................................................................  7
DISTRIBUTION OF SHARES..................................................... 10
HOW TO PURCHASE SHARES..................................................... 11
HOW TO REDEEM SHARES....................................................... 13
NET ASSET VALUE............................................................ 15
DIVIDENDS AND DISTRIBUTIONS................................................ 16
TAXES   ................................................................... 16
MULTI-CLASS STRUCTURE...................................................... 17
DESCRIPTION OF SHARES...................................................... 17
OTHER INFORMATION.......................................................... 18




                               INVESTMENT ADVISER
                     Boston Partners Asset Management, L.P.
                              Boston, Massachusetts

                                    CUSTODIAN
                                 PNC Bank, N.A.
                           Philadelphia, Pennsylvania

                                 TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                   DISTRIBUTOR
                           Counsellors Securities Inc.
                               New York, New York

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                (Investor Class)
                                       of
                               The RBB Fund, Inc.


     Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of Investor Class ("Shares") offered by this Prospectus represent an interest in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve such objective by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as value companies. The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and the Statement of Additional Information are available for reference, along with other related material on the SEC Internet Web Site (wttp://www.sec.gov). It may be obtained free of charge from the Fund by calling (888) **[261-4073]**.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                                December 1, 1996

                                  INTRODUCTION


     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


FEE TABLE


     The following tables illustrate all expenses and fees (after expected fee waivers and expenses reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the current fiscal year ending August 31, 1997.




ANNUAL FUND  OPERATING  EXPENSES (AS A PERCENTAGE  OF AVERAGE NET ASSETS)  AFTER
EXPENSE WAIVERS*



        Management Fees (after waivers)**.............                          0.71%
        12b-1 Fees**..................................                          0.25%
        Other Expenses................................                          0.29%
                                                                                ----
        Total Fund Operating Expenses (after waivers).                          1.25%
                                                                                ====



* In the absence of expense waivers, Management Fees would be 0.75% and Total Fund Operating Expenses would be 1.29%.

** Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                            One Year      Three Years
                                            --------      -----------
Boston Partners Large
Cap Value Fund.........                        $13               $40



     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management fees" for the Fund. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent any service providers assume additional expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.


                       INVESTMENT OBJECTIVES AND POLICIES



     The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater, and identified by the Adviser as value companies.

     The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

               The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earning power, growth features and other investment criteria. Major emphasis is placed on industries and issuers that are considered by Adviser to have particular possibilities for long-term growth. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


     Under normal market conditions, the Fund will invest a minimum of 65% of its total assets in securities of issuers with a market capitalization of $1 billion or greater.


     The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalization; mutual funds; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.


     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase and reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

               The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.


     The Fund may also lend its portfolio securities to financial institutions in accordance with the investment restrictions as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.


     The Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures. Money market instruments which may be so held are described under "Investment Objectives and Policies" in the Statement of Additional Information.


     The Fund's investment objective and the policies described above may be changed by the RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing an interest in the Fund. Such changes may result in the Fund having investment objectives which differ from those an investor may have considered at the time of investment.


                             INVESTMENT LIMITATIONS

     The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

          1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.



          2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.


PORTFOLIO TURNOVER


     The Fund may make changes in its underlying securities holdings consistent with the Adviser's investment recommendation. The Fund retains the right to sell securities irrespective of how long they have been held. Federal income tax law may restrict the extent to which the Fund may engage in short-term trading activities. See "Taxes" in the Statement of Additional Information for a discussion of such federal income tax law restrictions. The Adviser estimates that the annual turnover in the Fund will be approximately 75%.

                                  RISK FACTORS


     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Polices."


                                   MANAGEMENT

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of the RBB's Board of Directors.


INVESTMENT ADVISER

     The Adviser, located at One Financial Center, 43rd Floor Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of October 31, 1996, in excess of $7.0 billion.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.


PORTFOLIO MANAGEMENT


     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Vice Chairman of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $1.9 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy

Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is a member of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.


ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


EXPENSES


     The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with any of the Fund's investment advisers, sub-advisers or the Fund's distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.


     The Adviser may assume expenses of the Fund from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Fund for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Fund's expense ratio and of decreasing yield to investors.

PORTFOLIO TRANSACTIONS

     The Adviser may consider a number of factors in determining which brokers to use in purchasing or selling the Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. Transactions for the Fund may be effected through broker/dealers, subject to the requirements of best execution. The Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.


                             DISTRIBUTION OF SHARES

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution contract (the "Distribution Contract") with RBB on behalf of the Shares.

     The Board of Directors of the Fund approved and adopted a Distribution Contract and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by the RBB's Board of Directors and by the Distributor. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.


     Amounts paid to the Distributor under the Fund's 12b-1 Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Investor Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares of the Fund, all as set forth in the Fund's 12b-1 Plan.


     Under the dealer agreements in effect with respect to the Shares, the Distributor has agreed to reallocate up to all of the compensation it receives for its services under the Distribution Contract and the Plan to Authorized Dealers, based upon the aggregate investment amounts maintained by customers of such Authorized Dealers in the Fund. The Distributor may also reimburse Authorized Dealers for other expenses incurred in the promotion of the sale of Shares. The Distributor and/or Authorized Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.


     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Fund. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

               Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the RBB's Board of

Directors, including those directors who are not "interested persons" of RBB as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Fund. The fee set forth above will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed.



                             HOW TO PURCHASE SHARES

GENERAL


     Shares representing an interest in the Fund are offered continuously for sale by the Distributor and may be purchased through Authorized Dealers. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application, through the designated Authorized Dealer, to the Fund's transfer agent, PFPC. Purchases of Shares may be effected through an Authorized Dealer or by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $500. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Shares are offered at the next determined net asset value per share.

     The price paid for Shares purchased is based on the net asset value next computed after an order is received by an Authorized Dealer provided such order is transmitted to and received by the Fund or its agents prior to its close of the NYSE. It is the responsibility of Authorized Dealers to transmit orders received by them to the Fund or its agents so they will be received prior to such time. Orders received by the Fund or its agents from an Authorized Dealer after its close of business are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.


     Shareholders whose shares are held in the street name account of an Authorized Dealer and who desire to transfer such shares to the street name account of another Authorized Dealer should contact their current Authorized Dealer.


     Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the fund. Checks for investment must be made payable to Boston Partners Large Cap Value Fund.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. The Fund does not currently impose a service charge for effecting wire transfers, but reserves the right to do so in the future. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


          A.   Telephone  the  Funds'  transfer  agent,  PFPC,  toll- free (888)
               261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.


          B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                  PNC Bank, N.A.
                  Philadelphia, PA  19103
                  ABA Number:  0310-0005-3
                  CREDITING ACCOUNT NUMBER:  86-1108-2507
                  FROM:  (name of investor)

                   ACCOUNT NUMBER: (Investor's account number with the Fund)
                   FOR PURCHASE OF:  (name of the Fund)
                   AMOUNT:  (amount to be invested)

          C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.


AUTOMATIC INVESTING


     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888)261-4073 to obtain the appropriate forms.


RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              HOW TO REDEEM SHARES


REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption. Shareholders may also place redemption requests through an Authorized Dealer, but such Authorized Dealer might charge a fee for this service.


     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an eligible guarantor institution, as defined by SEC rules.


     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.


TELEPHONE REDEMPTION


     A shareholder wishing to make a redemption by telephone may do so by following the procedures described below. Shareholders are automatically provided with telephone redemption privileges when opening an account, unless they indicate on the application that they do not wish to use this privilege. To add a telephone redemption feature to an existing account that previously did not provide for this option, a Telephone Redemption Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may contact PFPC by telephone to request the redemption at
(888) 261-4073. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's Federal identification number and name of the Fund, all of which must match the Fund's records; (3) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (4) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (5) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.


SYSTEMATIC WITHDRAWAL PLAN


     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan for the Class and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Fund's transfer agent, PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for Federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under Automatic Investing. You will receive a confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.


INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS


     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.



                                 NET ASSET VALUE

     The net asset value for the Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value is calculated as of 4:00 p.m. Eastern Time on each Business Day.

               Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.


     With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.



                           DIVIDENDS AND DISTRIBUTIONS


     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


                                      TAXES

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.


               The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.


     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.


SHAREHOLDER SERVICING

     The Fund is authorized to offer Investor Shares to Intermediaries whose clients or customers ("Customers") are beneficial owners of Investor Shares. Those Intermediaries may enter into service agreements ("Agreements") related to the sale of the Investor Shares with the Distributor pursuant to a Distribution Plan. Pursuant to the terms of an Agreement, the Intermediary agrees to perform certain distribution, shareholder servicing, administrative and accounting services for its Customers. Distribution services would be marketing or other services in connection with the promotion and sale of Investor Shares. Shareholder services that may be provided include responding to Customer inquiries, providing information on Customer investments and providing other shareholder liaison services. Administrative and accounting services related to the sale of the Investor Shares may include (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's transfer agent, (ii) processing dividend payments from the Fund on behalf of Customers and (iii) providing sub-accounting relating to the sale of Investor Shares beneficially owned by Customers or the information to the Fund necessary for subaccounting. RBB's Board of Directors has approved a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Distributor may pay each participating Intermediary a negotiated fee on an annual basis not to exceed 0.25% of the value of the average daily net assets of its Customers invested in the Investor Shares. The Fund may, in the future, enter into additional Agreements with Intermediaries. The Board of Directors of RBB will evaluate the appropriateness of the Plan on a continuing basis.


                              MULTI-CLASS STRUCTURE

     The Fund offers other classes of shares which are offered directly to institutional investors and financial planners pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund quotes performance of the Advisor and Institutional Shares separately from Investor Shares. Because of different fees paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Advisor and Institutional Shares. Information concerning these other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.

                              DESCRIPTION OF SHARES


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS LARGE CAP VALUE CLASS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS LARGE CAP VALUE CLASS.


     Each  share  that   represents  an  interest  in  the  Fund  has  an  equal
proportionate interest in the assets belonging to the

Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.


     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


                                OTHER INFORMATION

REPORTS AND INQUIRIES


     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES


     In  the  interest  of  economy  and  convenience,   physical   certificates
representing shares in the Fund are not normally issued.


HISTORICAL PRO-FORMA PERFORMANCE INFORMATION


     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended September 30, 1996. The Composite is comprised of institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which had not commenced operations as of September 30, 1996. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees and expenses. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund. In addition, the past performance of the funds and accounts which comprise the Composite is not indicative of the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.



                     For the Period Ended September 30, 1996

                                                                          Since
                                                   One Year             Inception*
                                                   --------             ----------

        Composite Performance                        20.6%                26.8%

        S&P 500 Stock Index                          20.3%                23.8%



* The Adviser commenced managing these accounts on June 1, 1995.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune,
Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                (INVESTOR SHARES)














                                   PROSPECTUS









                                                                December 1, 1996

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----


INTRODUCTION..............................................................  3
INVESTMENT OBJECTIVES AND POLICIES........................................  4
INVESTMENT LIMITATIONS....................................................  7
RISK FACTORS..............................................................  8
MANAGEMENT................................................................  9
DISTRIBUTION OF SHARES.................................................... 11
HOW TO PURCHASE SHARES.................................................... 13
HOW TO REDEEM SHARES...................................................... 18
NET ASSET VALUE........................................................... 20
DIVIDENDS AND DISTRIBUTIONS............................................... 20
TAXES   .................................................................. 21
MULTI-CLASS STRUCTURE..................................................... 22
DESCRIPTION OF SHARES..................................................... 23
OTHER INFORMATION......................................................... 24



                               INVESTMENT ADVISER
                     Boston Partners Asset Management, L.P.
                              Boston, Massachusetts

                                    CUSTODIAN
                                 PNC Bank, N.A.
                           Philadelphia, Pennsylvania

                                 TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                   DISTRIBUTOR
                           Counsellors Securities Inc.
                               New York, New York

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                             BOSTON PARTNERS LARGE CAP VALUE FUND
                                        (Advisor Class)
                                              of
                                      The RBB Fund, Inc.


     Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of Advisor Class ("Shares") offered by this Prospectus represent an interest in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve such objective by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as value companies. The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios, and price to earnings ratios. These value characteristic are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and the Statement of Additional Information are available for reference, along with other related material on the SEC Internet Web Site (http://www.sec.gov). It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 1, 1996

                                         INTRODUCTION


     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


     The Fund is designed primarily for investors seeking investment of funds held in an advisory or other similar capacity, which may include the investment of funds held or managed by broker-dealers, investment counselors and financial planners. Investment professionals such as those listed above may purchase Shares for discretionary or non-discretionary accounts maintained by individuals.

FEE TABLE


     The following tables illustrate all expenses and fees (after expected fee waivers and expenses reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the current fiscal year ending August 31, 1997.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) AFTER EXPENSE WAIVERS*



        Management Fees (after waivers)**.............                      0.71%
        12b-1 Fees**..................................                      0.50%
        Other Expenses................................                      0.29%
                                                                            ----


        Total Fund Operating Expenses (after waivers).                      1.50%
                                                                            ====


* In the absence of expense waivers, Management Fees would be 0.75% and Total Fund Operating Expenses would be 1.54%.

** Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:



                                            One Year      Three Years
                                            --------      -----------
Boston Partners Large
Cap Value Fund.........                     $15             $47

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management fees" for the Fund. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent any service providers assume additional expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.

                       INVESTMENT OBJECTIVES AND POLICIES



     The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater, and identified by the Adviser as value companies.

               The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios and price to earnings ratios. These value characteristic are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

           The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earning power, growth features and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


     Under normal market conditions, the Fund will invest a minimum of 65% of its total assets in securities of issuers with a market capitalization of $1 billion or greater.


     The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalization; mutual funds; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.


     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase and reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.


               The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     The Fund may also lend its portfolio securities to financial institutions in accordance with the investment restrictions as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

     The Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures. Money market instruments which may be so held are described under "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund's investment objective and the policies described above may be changed by the RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing an interest in the Fund. Such changes may result in the Fund having investment objectives which differ from those an investor may have considered at the time of investment.


                             INVESTMENT LIMITATIONS

     The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:


          1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

          2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.


PORTFOLIO TURNOVER


     The Fund may make changes in its underlying securities holdings consistent with the Adviser's investment recommendation. The Fund retains the right to sell securities irrespective of how long they have been held. Federal income tax law may restrict the extent to which the Fund may engage in short-term trading activities. See "Taxes" in the Statement of Additional Information for a discussion of such federal income tax law restrictions. The Adviser estimates that the annual turnover in the Fund will be approximately 75%.



                                  RISK FACTORS


     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

                                          MANAGEMENT

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of the RBB's Board of Directors.

INVESTMENT ADVISER


     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of October 31, 1996, in excess of $7.0 billion.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.


PORTFOLIO MANAGEMENT


     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Vice Chairman of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $1.9 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is a member of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.


ADMINISTRATOR


     PFPC Inc. ("PFPC") serves as administrator to the Portfolio and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Intermediary") for the provision of certain shareholder support services to customers of such Intermediaries who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


EXPENSES


     The expenses of the Portfolio are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with any of the Fund's investment advisers, sub-advisers or the Fund's distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.


     The Adviser may assume expenses of the Fund from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Fund for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Fund's expense ratio and of decreasing yield to investors.

PORTFOLIO TRANSACTIONS

     The Adviser may consider a number of factors in determining which brokers to use in purchasing or selling the Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. Transactions for the Fund may be effected through broker/dealers, subject to the requirements of best execution. The Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.


                             DISTRIBUTION OF SHARES

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution contract (the "Distribution Contract") with RBB on behalf of the Shares.


     The Board of Directors of the Fund approved and adopted a Distribution Contract and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.75% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by the RBB's Board of Directors and by the Distributor. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.50% of the average daily net assets of the Fund on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the RBB's Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.


     Amounts paid to the Distributor under the Fund's 12b-1 Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Advisor Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Advisor Shares of the Fund, all as set forth in the Fund's 12b-1 Plan. The Distributor may delegate some or all of these functions to an Intermediary, as defined below. See "Shareholder Servicing."

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Fund. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by RBB's Board of Directors, including those directors who are not "interested persons" of RBB as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the outstanding voting securities of the Fund. The fee set forth above will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed.


                             HOW TO PURCHASE SHARES

GENERAL

     Advisor   Shares  are   available   for   investment   through   investment
professionals such as broker-dealers, financial planners and other financial intermediaries ("Intermediaries"). The Fund reserves the right to make Advisor Shares available to other investors in the future.


     Shares representing an interest in the Fund are offered continuously for sale by the Distributor and may be purchased through an Intermediary. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application through an Intermediary to the Fund's transfer agent, PFPC. Purchases of Shares may be effected through an Intermediary or by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Portfolio, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $500. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.


     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Shares are offered at the next determined net asset value per share.


     The price paid for Shares purchased is based on the net asset value next computed after an order is received by an Intermediary provided such order is transmitted to and received by the Fund or its agents prior to the close of the NYSE. It is the responsibility of Intermediaries to transmit orders received by them to the Fund or its agents so they will be received prior to such time. Orders received by the Fund or its agents from an Intermediary after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.


     Shareholders whose shares are held in the street name account of an Intermediary and who desire to transfer such shares to the street name account of another Intermediary should contact their current Intermediary.


     Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Checks for investment must be made payable to Boston Partners Large Cap Value Fund.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Funds' transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

        PNC Bank, N.A.
        Philadelphia, PA  19103
        ABA Number:  0310-0005-3
        CREDITING ACCOUNT NUMBER:  86-1108-2507
        FROM:  (name of investor)
        ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
        AMOUNT:  (amount to be invested)

C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.


AUTOMATIC INVESTING


     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Intermediary. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              HOW TO REDEEM SHARES


REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Portfolio c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption. Shareholders may also place redemption requests through an Intermediary, but such Intermediary might charge a fee for this service.


     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an eligible guarantor institution, as defined by SEC rules.


     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TELEPHONE REDEMPTION

     A shareholder wishing to make a redemption by telephone may do so by following the procedures described below. Shareholders are automatically provided with telephone redemption privileges when opening an account, unless they indicate on the application that they do not wish to use this privilege. To add a telephone redemption feature to an existing account that previously did not provide for this option, a Telephone Redemption Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may contact PFPC by telephone to request the redemption at
(888) 261-4073. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's Federal tax identification number and name of the Fund, all of which must match the Fund's records; (3) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (4) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (5) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.


SYSTEMATIC WITHDRAWAL PLAN


     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan for the Class and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Fund's transfer agent, PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for Federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under Automatic Investing. You will receive a confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.


INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS


     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.



                                 NET ASSET VALUE

     The net asset value for the Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value is calculated as of 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.


     The Portfolio will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.



                                      TAXES

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.


     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.



                              SHAREHOLDER SERVICING

     The Fund is authorized to offer Advisor Shares to Intermediaries whose clients or customers ("Customers") are beneficial owners of Advisor Shares. Those Intermediaries may enter into service agreements ("Agreements") related to the sale of the Advisor Shares with the Distributor pursuant to a Distribution Plan. Pursuant to the terms of an Agreement, the Intermediary agrees to perform certain distribution, shareholder servicing, administrative and accounting services for its Customers. Distribution services would be marketing or other
services  in  connection   with  the  promotion  and  sale  of  Advisor  Shares.
Shareholder services that may be provided include responding to Customer inquiries, providing information on Customer investments and providing other shareholder liaison services. Administrative and accounting services related to the sale of the Advisor Shares may include (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's transfer agent, (ii) processing dividend payments from the Fund on behalf of Customers and (iii) providing sub-accounting relating to the sale of Advisor Shares beneficially owned by Customers or the information to the Fund necessary for subaccounting. RBB's Board of Directors has approved a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Distributor may pay each participating Intermediary a negotiated fee on an annual basis not to exceed
 .50% of the value of the average daily net assets of its Customers invested in the Advisor Shares. The Fund may, in the future, enter into additional Agreements with Intermediaries. The Board of Directors of RBB will evaluate the appropriateness of the Plan on a continuing basis.


                              MULTI-CLASS STRUCTURE


     The Fund offers other classes of shares which are offered directly to individual investors and institutional investors pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund quotes performance of the Investor and Institutional Shares separately from Advisor Shares. Because of different fees paid by the Advisor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor and Institutional Shares. Information concerning these other classes may be obtained by calling the Fund at (800) 311-9783, or 9829.



                              DESCRIPTION OF SHARES


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS LARGE CAP VALUE CLASS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS LARGE CAP VALUE CLASS.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.


     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.



                                OTHER INFORMATION

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, (888) 261-4073.

SHARE CERTIFICATES


     In  the  interest  of  economy  and  convenience,   physical   certificates
representing shares in the Fund are not normally issued.



HISTORICAL PRO-FORMA PERFORMANCE INFORMATION


     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended September 30, 1996. The Composite is comprised of institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which had not commenced operations as of September 30, 1996. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund. In addition, the past performance of the funds and accounts which comprise the Composite is not indicative of the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.



                     For the Period Ended September 30, 1996

                                                                Since
                                         One Year             Inception*
                                         --------             ----------
        Composite Performance              20.6%                26.8%

        S&P 500 Stock Index                20.3%                23.8%

* The Adviser commenced managing these accounts on June 1, 1995.


FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.
Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                (ADVISOR SHARES)














                                   PROSPECTUS









                                                                December 1, 1996

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----
INTRODUCTION..............................................................  2
INVESTMENT OBJECTIVES AND POLICIES........................................  3
INVESTMENT LIMITATIONS....................................................  5
RISK FACTORS..............................................................  7
MANAGEMENT................................................................  7
DISTRIBUTION OF SHARES.................................................... 10
HOW TO PURCHASE SHARES.................................................... 11
HOW TO REDEEM SHARES...................................................... 14
NET ASSET VALUE........................................................... 16
DIVIDENDS AND DISTRIBUTIONS............................................... 17
TAXES   .................................................................. 17
SHAREHOLDER SERVICING..................................................... 18
MULTI-CLASS STRUCTURE..................................................... 19
DESCRIPTION OF SHARES..................................................... 19
OTHER INFORMATION......................................................... 20



                               INVESTMENT ADVISER
                     Boston Partners Asset Management, L.P.
                              Boston, Massachusetts

                                    CUSTODIAN
                                 PNC Bank, N.A.
                           Philadelphia, Pennsylvania

                                 TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                   DISTRIBUTOR
                           Counsellors Securities Inc.
                               New York, New York

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                 (Institutional, Advisor, and Investor Classes)


                                       Of

                               The RBB Fund, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information provides supplementary information pertaining to shares of the Advisor, Investor and Institutional Classes (the "Shares") representing an interest in the Boston Partners Large Cap Value Fund (the "Fund") of The RBB Fund, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Large Cap Value Fund Prospectus of the Fund, dated December 1, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated December 1, 1996.


                                    CONTENTS
                                                                 Prospectus
                                                    Page            Page
                                                    ----            ----
General........................................        2               2
Investment Objectives and Policies ............        2               4
Directors and Officers ........................       12             N/A
Investment Advisory, Distribution
 and Servicing Arrangements ...................       14               6
Portfolio Transactions ........................       19               8
Purchase and Redemption Information ...........       20            9,13
Valuation of Shares ...........................       21              14
Performance and Yield Information..............       21              18
Taxes .........................................       23              15
Additional Information Concerning Fund Shares..       28              15
Miscellaneous .................................       28             N/A
Financial Statements ..........................       N/A            N/A
Appendix.......................................       A-1            N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


     The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.


     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES


     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.


ADDITIONAL INFORMATION ON FUND INVESTMENTS.

     LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund does not presently intend to invest more than 5% of net assets in securities lending.

     INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of net assets in indexed securities.


     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.


     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


     A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund does not presently intend to invest more than 5% of net assets in convertible securities.

     REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non- bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser or Sub-Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Fund does not presently intend to invest more than 5% of net assets in repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund does not presently intend to invest more than 5% of net assets in reverse repurchase agreements. Each Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act. The Fund does not presently intend to invest more than 5% of net assets in reverse repurchase agreements or dollar rolls.

     U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations which are debt securities issued by U.S.
Government-sponsored enterprises and Federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

     The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years.Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of net assets in U.S. government securities.

     ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


     The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors:(1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The Fund does not presently intend to invest more than 5% of net assets in illiquid securities.

     HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial future contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates, and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. The Fund does not presently intend to invest more than 5% of net assets in hedging investments.

     FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price.
Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.

     OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

     There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

     BANK OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The Fund does not presently intend to invest more than 5% of net assets in bank obligations.

     COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's respectively. These rating symbols are described in Appendix A hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of net assets in commercial paper.


INVESTMENT LIMITATIONS.


     The Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the Investment Company Act). The Fund may not:

          1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing; (For the purpose of this restriction, collateral arrangements with respect to, if applicable, the writing of options, and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2);

          2. Issue any senior securities, except as permitted under the Investment Company Act;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

          5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

          6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and


          7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

          8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

     The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made; (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by RBB as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rate portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


ADDITIONAL INVESTMENT LIMITATIONS.


     In addition to the fundamental investment limitations specified above, the Fund may not:

          1. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

          2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

          3. Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; and

     The policies set forth above are not fundamental and thus may be changed by the Fund's Board of Directors without a vote of the shareholders.

     Except for the percentage restrictions applicable to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

     Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.


                             DIRECTORS AND OFFICERS


     The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                                    Position      Principal Occupation
Name and Address and Age            with Fund     During Past Five Years


*Arnold M. Reichman -48             Director      Since 1986, Managing
466 Lexington Avenue                              Director and Assistant
New York, NY 10017                                Secretary, E. M. Warburg,
                                                  Pincus & Co., Inc.; Executive
                                                  Officer of Counsellors
                                                  Securities Inc; Officer of
                                                  various investment companies
                                                  advised by Warburg, Pincus
                                                  Counsellors, Inc.


**Robert Sablowsky -58              Director      Senior Vice President,
110 Wall Street Inc.                              Fahnestock Co.,; Prior to
New York, NY 10005                                October 1996,  Executive
                                                  Vice President of Gruntal &
                                                  Co., Inc.



Francis J. McKay-60                 Director      Since 1963, Executive
7701 Burholme Avenue                              Vice President, Fox Chase
Philadelphia, PA 1911                             Cancer Center (Biomedical
                                                  research and medical care.)


Marvin E. Sternberg -62             Director      Since 1974, Chairman,
937 Mt. Pleasant Road                             Director and President,
Bryn Mawr, PA  19010                              Moyco Industries, Inc.
                                                  (manufacturer of dental
                                                  supplies and precision coated
                                                  abrasives); Since 1968,

                                                 Director and President, Mart
                                                 MMM, Inc.(formerly
                                                 Montgomeryville Merchandise
                                                 Mart Inc.) and Mart PMM, Inc.
                                                 (formerly Pennsauken
                                                 Merchandise Mart, Inc.)
                                                 (Shopping Centers); and Since
                                                 1975, Director and Executive
                                                 Vice President, Cellucap Mfg.
                                                 Co., Inc. (manufacturer of
                                                 disposable headwear).

Julian A. Brodsky -63               Director     Director, Vice Chairman 1969
1234 Market Street                               to present Comcast
16th Floor                                       Corporation (cable television
Philadelphia, PA 19107-3723                      and communication); Director
                                                 Comcast Cablevision of
                                                 Philadelphia (cable
                                                 television and communications)
                                                 and Nextel (wireless
                                                 communication)


Donald van Roden -72                Director     Self-employed businessman.From
1200 Old Mill Lane                               From February 1980 to March
Wyomissing, PA  19610                            1987, Vice Chairman,
                                                 SmithKline Beckman Corporation
                                                 (pharmaceuticals); Director,
                                                 AAA Mid-Atlantic (auto
                                                 service); Director, Keystone
                                                 Insurance Co.

Edward J. Roach -72                 President    Certified Public Accountant;
Suite 152                           and          Vice Chairman of the Board,
Bellevue Park                       Treasurer    Fox Chase Cancer Center;
Corporate Center                                 Trustee Emeritus, Pennsylvania
400 Bellevue Parkway                             School for the Deaf; Trustee
Wilmington, DE  19809                            Emeritus, Immaculata College;
                                                 Vice President and Treasurer
                                                 of various investment companies
                                                 advised by PNC Institutional
                                                 Management Corporation.


Morgan R. Jones -56                 Secretary    Chairman of the law firm of
1100 PNB Bank Building                           Drinker Biddle & Reath,
Broad and Chestnut Streets                       Philadelphia, Pennsylvania;
                                                 Director, Rocking Horse
                                                 Child Care Centers of
                                                 America, Inc.




* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

     The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any Investment Adviser or sub-adviser of the Fund or the Distributer $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


                              DIRECTOR COMPENSATION

             Director                               Compensation
             --------                               ------------
        Julian A. Brodsky                             $12,525

        Francis J. McKay                               15,975

        Marvin E. Sternberg                            16,725

        Donald van Roden                               21,025



On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by the Fund's advisers, custodians, administrators and distributor, the Fund itself requires only one part-time employee. No officer, director or employee of Boston Partners or the Distributor currently receives any compensation from the Fund.

                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


     ADVISORY AGREEMENT. Boston Partners Asset Management, L.P. ("Boston Partners") renders advisory services to the Fund pursuant to an Investment Advisory Agreement. The Advisory Agreement is dated October 16, 1996 and is hereinafter referred to as the "Advisory Contract."

     Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of the Fund's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners will be paid a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets.

     The Fund bears all of its own expenses not specifically assumed by Boston Partners. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by its investment adviser; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PFPC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

     Under the Advisory Contract, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

     The Advisory Contract was most recently approved on November 22, 1996 by vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contract was approved by the Fund's initial shareholder. The Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Contract may also be terminated by Boston Partners on 60 days' written notice to the Fund. The Advisory Contract terminates automatically in the event of their assignment.

     CUSTODIAN  AND  TRANSFER  AGENCY  AGREEMENTS.  PNC Bank is custodian of the
Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee. For this Fund, the fee is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented by a Transfer Agency Agreement
Supplement,   dated  October  16,  1996  (collectively,   the  "Transfer  Agency
Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund with respect to the Fund, under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     ADMINISTRATION AGREEMENTS. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated October 16, 1996, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis.

     DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements (collectively, the "Distribution Contract") entered into by the Distributor and the Fund on behalf of the Institutional, Investor and Advisor Classes, and Plans of Distribution for the Institutional, Investor and Advisor Classes (the "Plans") which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of the Institutional, Investor and Advisor Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly by the Institutional, Investor and Advisor Classes, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to Authorized Dealers for selling shares of the Institutional, Investor and Advisor Class Shares based on a percentage of the amounts invested by their customers.

     On October 16, 1996, the Plans were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). The Plans were approved by the sole shareholder of the Class on November 22, 1996.

     Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Investor and Advisor Classes under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the respective shareholders in the Investor and Advisor Classes; and (4) while the Plans remain in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940
Act) shall be committed to the discretion of such directors who are not "interested persons" of the Fund.

     The Fund believes that the Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS


     Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, Boston Partners seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Boston Partners generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Boston Partners may, consistent with the interests of the Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of Boston Partners. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Boston Partners under its contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Boston Partners determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Boston Partners to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.

     Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which Boston Partners or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that Boston Partners not participate in or benefit from the sale to the Fund.

     In seeking to implement the policies of the Fund, Boston Partners will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or Boston Partners or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The Fund expects that its annual portfolio turnover rate will be approximately 75%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund. Federal income tax laws may restrict the extent to which the Fund may engage in short-term trading of securities. See "Taxes". The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION


     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.


     Under the 1940 Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


     The net asset value per share of the Fund is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.


     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION


     TOTAL RETURN. For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:


                      P(1 + T)n = ERV

           Where:     P =  a hypothetical initial payment of $1,000

                      T =  average annual total return

                      n =  number of years (1, 5 or 10)

     ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.


     The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical
Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the S&P 500 Stock Index or the Dow Jones Industrial Average, as appropriate, the Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                      TAXES


     The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Fund has elected to be taxed as a regulated  investment  company  under
Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").


     Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


     The Fund intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

     In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the 70% dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.


     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.


     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 12.35 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock 50 million shares are classified as Class X
Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Micro Cap), 50 million shares are classified as Class GG (n/i Growth), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS (Boston Partners Advisor Large
Cap), 700 million shares are classified as Class Janney Money Common Stock (Money Market), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money Market), 500 million shares are classified as Class Janney Government Obligations Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (New York Municipal Money Market), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class QQ, RR, and SS Common Stock constitute the Boston Partners Institutional, Investor and Advisor classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The  classes  of Common  Stock  have been  grouped  into  sixteen  separate
"families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Family represents interests in three non-money market portfolios; the Boston Partners Family represents interest in one non-money market portfolio; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.


     The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS


     COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to the Fund, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath,

1100   Philadelphia   National  Bank  Building,   Broad  and  Chestnut  Streets,
Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.


     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. No financial statements appear in this Statement of Additional Information because, as of the date hereof, the Investor, Advisor and Institutional Classes had no performance history.

     CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.




PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
RBB Money Market           Luanne M. Garvey and                      12.7
Portfolio                  Robert J. Garvey
(Class E)                  2729 Woodland Avenue
                           Trooper, PA  19403

                           Harold T. Erfer                           13.0
                           414 Charles Lane
                           Wynnewood, PA  19096

                           Karen M. McElhinny and                    16.9
                           Contribution Account
                           4943 King Arthur Drive
                           Erie, PA  16506

                           John Robert Estrada and                   16.5
                           Shirley Ann Estrada
                           1700 Raton Drive
                           Arlington, TX  76018

                           Eric Levine and Linda                     29.6
                            & Howard Levine
                           67 Lanes Pond Road
                           Howell, NJ  07731

RBB Municipal Money        William B. Pettus Trust                   11.4
Market Portfolio           Augustine W. Pettus Trust
(Class F)                  827 Winding Path Lane
                           St. Louis, MO  63021-6635

                           Seymour Fein                              88.6
                           P.O. Box 486
                           Tremont Post Office
                           Bronx, NY  10457-0486

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
Cash Preservation Money    Jewish Family and Children's              56.8
Market Portfolio           Agency of Philadelphia
(Class G)                  Capital Campaign
                           Attn:  S. Ramm
                           1610 Spruce Street
                           Philadelphia, PA  19103

                           Lynda R. Succ Trustee for in Trust        12.3
                           under The Lynda R. Campbell Caring
                           Trust
                           935 Rutger Street
                           St. Louis, MO  63104

                           Theresa M. Palmer                          6.8
                           5731 N. 4th Street
                           Philadelphia, PA 19120

Cash Preservation          Kenneth Farwell and Valerie               11.1
Municipal Money Market     Farwell Jt. Ten
Portfolio                  3854 Sullivan
(Class H)                  St. Louis, MO  63107

                           Gary L. Lange and                         10.4
                           Susan D. Lange JTTEN
                           13 Muirfield Ct North
                           St. Charles, MO  63309

                           Andrew Diederich and Doris                 6.1
                           Diederich
                           1003 Lindenman
                           Des Peres, MO 63131

                           Marcella L. Haugh Caring Tr Dtd           15.3
                           8/12/91
                           40 Plaza Square
                           Apt. 202
                           St. Louis, MO 63101

                           Emil Hunter and Mary J. Hunter             8.2
                           428 W. Jefferson
                           Kirkwood, MO 63122

                           Gwendoyln Haynes                           5.2
                           2757 Geyer
                           St. Louis, MO

                           Savannah Thomas Trust                      5.2
                           230 Madison Ave.
                           Rock Hill, MD 63119

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
Sansom Street Money        Wasner & Co.                              16.6
Market Portfolio           FAO Paine Webber and Managed
(Class I)                  Assets Sundry Holdings
                           Attn:  Joe Domizio
                           200 Stevens Drive
                           Lester, PA  19113

                           Saxon and Co.                             74.8
                           FBO Paine Webber
                           P.O. Box 7780 1888
                           Philadelphia, PA  19182

                           Robertson Stephens & Co.                   8.6
                           FBO Exclusive Benefit Investors
                           c/o Eric Moore
                           555 California Street/No. 2600
                           San Francisco, CA 94101

Bradford Municipal Money   J.C. Bradford & Co.                        100
(Class R)                  330 Commerce Street
                           Nashville, TN  37201

Bradford Government        J.C. Bradford & Co.                        100
Obligations Money (Class   330 Commerce Street
S)                         Nashville, TN  37201

BEA International Equity   Blue Cross & Blue Shield of                5.1
(Class T)                  Massachusetts Inc.
                           Retirement Income Trust
                           100 Summer Street
                           Boston, MA 02310

                           Invest Comm of MAFCO Hold Inc. MT          5.0
                           625 Madison Ave., 4th Floor
                           New York, NY  10022

BEA High Yield Portfolio   Temple Inland Master Retirement           10.2
(Class U)                  Trust
                           303 South Temple Drive
                           Diboll, TX  75941

                           Guenter Full Trst Michelin North          16.7
                           America Inc.
                           Master Trust
                           P. O. Box 19001
                           Greenville, SC 29602-9001

                           Flour Corporation Master                   9.4
                           Retirement Trust
                           2383 Michelson Drive
                           Irvine, CA 92730

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
                           C S First Boston Pension Fund             10.0
                           Park Avenue Plaza, 34th Floor
                           55 E. 52nd Street
                           New York, NY  10055
                           Attn:  Steve Medici

                           SC Johnson & Son, Inc. Retirement         13.3
                           Plan
                           1525 Howe Street
                           Racine, WI  53403

                           GCIV Employer Retirement Fund              6.3
                           8650 Flair Drive
                           E. Monte, CA  96731-3011

BEA Emerging Markets       Wachovia Bank North Carolina Trust        15.7
Equity Portfolio           for Carolina Power & Light Co.
(Class V)                  Supplemental Retirement Trust
                           301 N. Main Street
                           Winston-Salem, NC  27101

                           Wachovia Bank of North Carolina            5.4
                           And For Fleming Companies Inc.
                           TRST Master Pension Trust
                           307 North Main 3099 Street
                           Winston, Salem, NC 27150

                           Hall Family Foundation                    30.5
                           P.O. Box 419580
                           Kansas City, MO  64208

                           Arkansas Public Employees                 10.8
                           Retirement System
                           124 W. Capitol Avenue
                           Little Rock, AR 72201

                           Northern Trust                            12.9
                           Trustee for Pillsbury
                           P.O. Box 92956
                           Chicago, IL  60675

                           Amherst H. Wilder Foundation               5.9
                           919 Lafond Avenue
                           St. Paul, MN  55104

BEA US Core Equity         Bank of New York                          45.3
Portfolio                  Trust APU Buckeye Pipeline
(Class X)                  One Wall Street
                           New York, NY  10286

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
                           Werner & Pfleiderer Pension               7.5
                           Plan Employees
                           663 E. Crescent Avenue
                           Ramsey, NJ  07446

                           Washington Hebrew Congregation           11.1
                           3935 Macomb St. NW
                           Washington, DC 20016

                           Shamut Bank                               6.3
                           TRST Hospital St. Raphael
                           Malpractice TR
                           Attn: DCRF Actions
                           P.O. Box 92800
                           Rochester, NY  14692-8900

BEA US Core Fixed Income   New England UFCW & Employers'            24.5
Portfolio                  Pension Fund Board of Trustees
(Class Y)                  161 Forbes Road, Suite 201
                           Braintree, MA  02184

                           W.M. Burke Rehabilitation                 5.4
                           Hospital Inc.
                           Burke Employees Pension Plan
                           795 Mamaroneck Avenue
                           White Plains, NY  10605

                           Patterson & Co.                           8.9
                           P.O. Box 7829
                           Philadelphia, PA  19102

                           MAC & Co                                  6.9
                           FAO 176-655
                           ROBF1766552
                           Mutual Funds Operations
                           P. O. Box 3198
                           Pittsburgh, PA 15230-3198

                           Bank of New York                          9.6
                           Trst Fenway Partners Master Trust
                           One Wall Street, 12th floor
                           New York, NY 10286

                           Citibank NA                              12.8
                           Trst CS First Boston Corp Emp S/P
                           Attn: Sheila Adams
                           111 Wall Street, 20th floor Z 1
                           New York, NY 10043

BEA Global Fixed Income    Sunkist Master Trust                     36.0
Portfolio (Class Z)        14130 Riverside Drive
                           Sherman Oaks, CA  91423

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
                           Patterson & Co.                           25.7
                           P. O. Box 7829
                           Philadelphia, PA 19101

                           Key Trust Co. of Ohio                     20.8
                           FBO Eastern Enterp. Collective
                           Inv. Trust
                           P.O. Box 901536
                           Cleveland, OH  44202-1559

                           Mary E. Morten                             6.2
                           C/O Credit Suisse New York
                           12 E. 49th Street, 40th Floor
                           New York, NY  10017
                           Attn:  Portfolio Management

BEA Municipal Bond Fund    William A. Marquard                       37.4
Portfolio                  2199 Maysville Rd.
(Class AA)                 Carlisle, KY  40311

                           Arnold Leon                               12.5
                           c/o Fiduciary Trust Company
                           P.O. Box 3199
                           Church Street Station
                           New York, NY  10008

                           Irwin Bard                                 6.2
                           1750 North East 183rd St. North
                           Miami Beach, FL  33160

                           Matthew M. Sloves and Diane Decker         5.7
                           Sloves
                           Tenants in Common
                           1304 Stagecoach Road, S.E.
                           Albuquerque, NM  87123

n/i Micro Cap Fund         Charles Schwab & Co. Inc.                 15.8
(Class FF)                 Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA 94101

                           Chase Manhattan Bank                      27.1
                           Trst Collins Group Trust
                           940 Newport Center Drive
                           Newport Beach, CA 92660

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
                           Currie & Co.                               5.6
                           c/o Fiduciary Trust Co. Intl
                           P. O. Box 3199
                           Church Street Station
                           New York, NY 10008



n/i Growth Fund            Charles Schwab & Co. Inc.                 21.2
(Class GG)                 Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA 94101


                           U S Equity Investment Portfolio LP        18.7
                           c/o Asset Management Advisors Inc.
                           1001 N. US Hwy
                           Suite 800
                           Jupiter, FL 33447

                           Bank of New York                           9.8
                           Trst Sunkist Growers Inc.
                           14130 Riverside Drive
                           Sherman Oaks, CA 91423-2392

n/i Growth and Value       Charles Schwab & Co. Inc.                 24.4
Fund (Class HH)            Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA 94104

Janney Montgomery Scott    Janney Montgomery Scott                    100
Money Market Portfolio     1801 Market Street
(Class Janney Money        Philadelphia, PA  19103-1675
Market)

Janney Montgomery Scott    Janney Montgomery Scott                    100
Municipal Money Market     1801 Market Street
Portfolio                  Philadelphia, PA  19103-1675
(Class Janney Municipal
Money Market)

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
Janney Montgomery Scott    Janney Montgomery Scott                   100
Government Obligations     1801 Market Street
Money Market Portfolio     Philadelphia, PA  19103-1675
(Class Janney Government
Obligations Money)

Janney Montgomery Scott    Janney Montgomery Scott                   100
New York Municipal Money   1801 Market Street
Market Portfolio           Philadelphia, PA  19103-1675
(Class Janney N.Y.
Municipal Money)


     As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.


     As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

     LITIGATION. There is currently no material litigation affecting the Fund.


     FINANCIAL STATEMENTS. No financial statements are supplied because, as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.

                                            PART C

                                       OTHER INFORMATION


Item 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a)     Financial Statements:

        (1)    Included in Part A of the Registration Statement:


                NONE


               Included in Part B of the Registration Statement:


                NONE


Notes to Financial Statements

(b)     Exhibits:                                                     SEE NOTE #
                                                                      ----------

                (1) (a)      Articles of Incorporation of Registrant           1

                    (b)      Articles Supplementary of Registrant.             1

                    (c)      Articles of Amendment to Articles of
                              Incorporation of Registrant.                     2

                    (d)      Articles Supplementary of Registrant.             2

                    (e)      Articles Supplementary of Registrant.             5

                    (f)      Articles Supplementary of Registrant.             6

                    (g)      Articles Supplementary of Registrant.             9

                    (h)      Articles Supplementary of Registrant.            10

                    (i)      Articles Supplementary of Registrant.            14

                    (j)      Articles Supplementary of Registrant.            14

                    (k)      Articles Supplementary of Registrant.            19

                    (l)      Articles Supplementary of Registrant.            19

                    (m)      Articles Supplementary of Registrant.            19

                    (n)      Articles Supplementary of Registrant.            19

                    (o)      Articles Supplementary of Registrant.            20

                                                                      SEE NOTE #
                                                                      ----------

                    (p)      Articles Supplementary of Registrant.            23

                    (q)      Articles Supplementary of Registrant.            25

                (2)   Amended By-Laws adopted August 16, 1988.                 3

                    (a)      Amendment to By-Laws adopted July 25, 1989.       4

                    (b)      By-Laws amended through October 24, 1989.         5

                    (c)      By-Laws amended through April 24, 1996.          23

                (3)   None.


                (4)   Specimen Certificates
                   (A)     SafeGuard Equity Growth and Income Shares           3
                   (B)     SafeGuard Fixed Income Shares                       3
                   (C)     SafeGuard Balanced Shares                           3
                   (D)     SafeGuard Tax-Free Shares                           3
                   (E)     SafeGuard Money Market Shares                       3
                   (F)     SafeGuard Tax-Free Money Market Shares              3
                   (G)     Cash Preservation Money Market Shares               3
                   (H)     Cash Preservation Tax-Free Money
                            Market Shares                                      3
                   (I)     Sansom Street Money Market Shares                   3
                   (J)     Sansom Street Tax-Free Money Market
                             Shares                                            3
                   (K)     Sansom Street Government Obligations
                              Money Market Shares                              3
                   (L)     Bedford Money Market
                             Shares                                            3
                   (M)     Bedford Tax-Free Money Market Shares                3
                   (N)     Bedford Government Obligations Money Market
                             Shares                                            3
                   (O)     Bedford New York Municipal Money
                            Market Shares                                      5
                   (P)     SafeGuard Government Securities Shares              5
                   (Q)     Income Opportunities High Yield Bond Shares         6
                   (R)     Bradford Tax-Free Money Market Shares               8
                   (S)     Bradford Government Obligations Money Market
                             Shares                                            8
                   (T)     Alpha 1 Money Market Shares                         8
                   (U)     Alpha 2 Tax-Free Money Market Shares                8
                   (V)     Alpha 3 Government Obligations Money Market
                             Shares                                            8
                   (W)     Alpha 4 New York Municipal Money Market
                             Shares                                            8
                   (X)     Beta 1 Money Market Shares                          8
                   (Y)     Beta 2 Tax-Free Money Market Shares                 8
                   (Z)     Beta 3 Government Obligations Money Market
                             Shares                                            8
                  (AA)     Beta 4 New York Municipal Money Market Shares       8
                  (BB)     Gamma 1 Money Market Shares                         8

                                                                     SEE NOTE #
                                                                     ----------

                 (CC)     Gamma 2 Tax-Free Money Market Shares                 8
                 (DD)     Gamma 3 Government Obligations Money Market
                            Shares                                             8
                 (EE)     Gamma 4 New York Municipal Money Market
                           Shares                                              8
                 (FF)     Delta 1 Money Market Shares                          8
                 (GG)     Delta 2 Tax-Free Money Market Shares                 8
                 (HH)     Delta 3 Government Obligations Money Market
                           Shares                                              8
                 (II)     Delta 4 New York Municipal Money
                           Market Shares                                       8
                 (JJ)     Epsilon 1 Money Market Shares                        8
                 (KK)     Epsilon 2 Tax-Free Money Market Shares               8
                 (LL)     Epsilon 3 Government Obligations Money
                           Market Shares                                       8
                 (MM)     Epsilon 4 New York Municipal Money
                           Market Shares                                       8
                 (NN)     Zeta 1 Money Market Shares                           8
                 (OO)     Zeta 2 Tax-Free Money Market Shares                  8
                 (PP)     Zeta 3 Government Obligations Money
                           Market Shares                                       8
                 (QQ)     Zeta 4 New York Municipal Money Market Shares
                 (RR)     Eta 1 Money Market Shares                            8
                 (SS)     Eta 2 Tax-Free Money Market Shares                   8
                 (TT)     Eta 3 Government Obligations Money Market
                            Shares                                             8
                 (UU)     Eta 4 New York Municipal Money Market Shares         8
                 (VV)     Theta 1 Money Market Shares                          8
                 (WW)     Theta 2 Tax-Free Money Market Shares                 8
                 (XX)     Theta 3 Government Obligations Money Market
                            Shares                                             8
                 (YY)     Theta 4 New York Municipal Money Market
                           Shares                                              8
                 (ZZ)     BEA International Equity Shares                      9
                 (A1)     BEA Strategic Fixed Income Shares                    9
                 (A2)     BEA Emerging Markets Equity Shares                   9
                 (A3)     Laffer/Canto Equity Shares                          12
                 (A4)     BEA U.S. Core Equity Shares                         13
                 (A5)     BEA U.S. Core Fixed Income Shares                   13
                 (A6)     BEA Global Fixed Income Shares                      13
                 (A7)     BEA Municipal Bond Shares                           13
                 (A8)     BEA Balanced Shares                                 16
                 (A9)     BEA Short Duration Shares                           16
                (A10)     Warburg Growth & Income Shares                      18
                (A11)     Warburg Balanced Shares                             18



                (5) (a)  Investment Advisory Agreement (Money)                 3
                         between  Registrant  and  Provident   Institutional
                         Management  Corporation,  dated  as of  August  16,
                         1988.

                                                                     SEE NOTE #
                                                                     ----------

                    (b)  Sub-Advisory Agreement (Money) between                3
                         Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.

                    (c)  Investment Advisory Agreement                         3
                         (Tax -Free Money) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.

                    (d)  Sub-Advisory Agreement (Tax-Free Money)               3
                         between Provident Institutional Management
                         Corporation and Provident National Bank, dated as of August 16, 1988.

                    (e)  Investment Advisory Agreement                         3
                         (Government Money) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.

                    (f)  Sub-Advisory Agreement (Government Money)             3
                         between Provident Institutional Management
                         Corporation and Provident National Bank, dated as of August 16, 1988.

                    (k)  Investment Advisory Agreement (Balanced)              3
                         between Registrant and Provident
                         Institutional Management Corporation,
                         dated as of August 16, 1988.

                    (l)  Sub-Advisory Agreement (Balanced) between             4
                         Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.

                    (m)  Investment Advisory Agreement (Tax-Free)              3
                         between Registrant and Provident
                         Institutional Management Corporation,
                         dated as of August 16, 1988.

                    (n)  Sub-Advisory Agreement (Tax-Free) between             3
                         Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.

                    (s)  Investment Advisory Agreement                         8
                         (Government Securities) between Registrant and Provident Institutional Management
                         Corporation dated as of April 8, 1991.

                                                                      SEE NOTE #
                                                                      ----------

                    (t)  Investment Advisory Agreement                         8
                         (High Yield Bond) between Registrant
                         and Provident Institutional Management
                         Corporation dated as of April 8, 1991.

                    (u)  Sub-Advisory Agreement (High Yield Bond)              8
                         between Registrant and Warburg,
                         Pincus Counsellors, Inc.
                         dated as of April 8, 1991.

                    (v)  Investment Advisory Agreement                         9
                         (New York Municipal Money Market) between
                         Registrant and Provident Institutional
                         Management Corporation dated November 5, 1991.

                    (w)  Investment Advisory Agreement (Equity)               10
                         between Registrant and Provident
                         Institutional Management Corporation
                         dated November 5, 1991.

                    (x)  Sub-Advisory Agreement (Equity) between              10
                         Registrant, Provident Institutional
                         Management Corporation and Warburg,
                         Pincus Counsellors, Inc. dated
                         November 5, 1991.

                    (y)  Investment Advisory Agreement                        10
                         (Tax-Free Money Market) between
                         Registrant and Provident Institutional
                         Management Corporation dated April 21, 1992.

                    (z)  Investment Advisory Agreement                        11
                         (BEA International Equity Portfolio)
                          between Registrant and BEA Associates.

                   (aa)  Investment Advisory Agreement                        11
                         (BEA Strategic Fixed Income Portfolio)
                          between Registrant and BEA Associates.

                   (bb)  Investment Advisory Agreement                        11
                         (BEA Emerging Markets Equity Portfolio)
                          between Registrant and BEA Associates.

                   (cc)  Investment Advisory Agreement                        14
                         (Laffer/Canto Equity Portfolio) between Registrant and Laffer Advisors Incorporated, dated as of July
                         21, 1993.

                                                                      SEE NOTE #
                                                                      ----------

                   (dd)  Sub-Advisory Agreement                               12
                         (Laffer/Canto Sector Equity Portfolio) between PNC Institutional Management Corporation and Laffer Advisors Incorporated, dated as of July 21, 1993.

                   (ee)  Investment Advisory Agreement                        15
                         (BEA U.S. Core Equity Portfolio) between
                         Registrant and BEA Associates,  dated as of October
                         27, 1993.

                   (ff)  Investment Advisory Agreement                        15
                         (BEA U.S. Core Fixed Income Portfolio)
                          between Registrant and BEA Associates,
                          dated as of October 27, 1993.

                   (gg)  Investment Advisory Agreement                        15
                         (BEA  Global Fixed Income Portfolio) between
                         Registrant and BEA Associates, dated as of October
                         27, 1993.

                   (hh)  Investment Advisory Agreement                        15
                         (BEA Municipal Bond Fund Portfolio) between Registrant and BEA Associates, dated as of October
                         27, 1993.

                   (ii)  Investment Advisory Agreement                        14
                         (Warburg Pincus Growth and Income Fund)
                          between Registrant and Warburg,
                         Pincus Counsellors, Inc.

                   (jj)  Investment Advisory Agreement                        16
                         (Warburg Pincus Balanced Fund) between
                         Registrant and Warburg, Pincus Counsellors,
                         Inc.

                   (kk)  Investment Advisory Agreement                        16
                         (BEA Balanced) between Registrant and BEA
                         Associates.

                   (ll)  Investment Advisory Agreement                        16
                         (BEA Short Duration Portfolio) between
                          Registrant and BEA Associates.

                   (mm)  Investment Advisory Agreement (Warburg               21
                         Pincus Tax Free Fund) between Registrant and Warburg, Pincus Counsellors, Inc.

                   (nn)  Investment Advisory Agreement (NI                    23
                         Micro Cap Fund) between Registrant and
                         Numeric Investors, L.P.

                                                                     SEE NOTE #
                                                                     ----------
                   (oo)  Investment Advisory Agreement (NI                    23
                         Growth Fund) between Registrant and
                         Numeric Investors, L.P.

                   (pp)  Investment Advisory Agreement (ni                    23
                          Growth & Value Fund) between Registrant
                          and Numeric Investors, L.P.


                   (qq)  Investment Advisory Agreement (BEA                   24
                         Global Telecommunications Portfolio)
                         between Registrant and BEA Associates.


                 (RR)-1  INVESTMENT ADVISORY AGREEMENT (BOSTON
                         PARTNERS LARGE CAP VALUE FUND) BETWEEN
                         REGISTRANT AND BOSTON PARTNERS ASSET
                         MANAGEMENT, L.P.

                (6) (r)  Distribution Agreement and Supplements                8
                         (Classes A through Q) between the
                         Registrant and Counsellors Securities Inc.
                         dated as of April 10, 1991.

                    (s)  Distribution Agreement Supplement                     9
                         (Classes L, M, N and O) between the
                         Registrant and Counsellors Securities
                         Inc. dated as of November 5, 1991.

                    (t)  Distribution Agreement Supplements                    9
                         (Classes R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors
                         Securities Inc. dated as of November
                         5, 1991.

                 (u)     Distribution Agreement Supplement                    10
                         (Classes T, U and V) between the Registrant and Counsellors Securities Inc.
                         dated as of September 18, 1992.

                    (v)  Distribution Agreement Supplement                    14
                         (Class W) between the Registrant and
                         Counsellors Securities Inc. dated as of
                         July 21, 1993.

                    (w)  Distribution Agreement Supplement                    14
                         (Classes X, Y, Z and AA) between the Registrant and Counselors Securities Inc.

                    (x)  Distribution Agreement Supplement                    18
                         (Classes BB and CC) between Registrant
                         and Counsellor's Securities Inc. dated
                         as of October 26, 1994.

                                                                     SEE NOTE #
                                                                     ----------


                    (y)  Distribution Agreement Supplement                    18
                         (Classes DD and EE) between Registrant and
                         Counsellor's Securities Inc. dated as of October 26, 1994.

                    (z)  Distribution Agreement Supplement                    19
                         (Classes L, M, N and O) between the
                         Registrant and Counsellor's Securities
                         Inc.

                   (aa)  Distribution Agreement Supplement                    19
                         (Classes R, S) between the Registrant and
                         Counsellor's Securities Inc.

                   (bb)  Distribution Agreement Supplements                   19
                         (Classes Alpha 1 through Theta 4) between the Registrant and Counsellor's Securities
                         Inc.


                   (cc)  Distribution Agreement Supplement Janney             20
                         Classes (Alpha 1, Alpha 2, Alpha 3 and Alpha 4 between the Registrant and COUNSELLORS Securities
                         Inc.


                   (dd)  Distribution Agreement Supplement NI                 23
                         Classes (Classes FF, GG and HH) BETWEEN
                         REGISTRANT AND COUNSELLORS SECURITIES
                         INC.


                   (ee)  Distribution Agreement Supplement                    24
                         (Classes II, JJ, KK, and LL) BETWEEN
                         REGISTRANT AND COUNSELLORS SECURITIES
                         INC.

                   (ff)  Distribution Agreement Supplement                    24
                         (Classes MM, NN, OO, and PP) BETWEEN
                         REGISTRANT AND COUNSELLORS SECURITIES
                         INC.

                   (GG)  DISTRIBUTION AGREEMENT SUPPLEMENT
                         (CLASS QQ) BETWEEN REGISTRANT AND
                         COUNSELLORS SECURITIES INC.


                   (HH)  DISTRIBUTION AGREEMENT SUPPLEMENT
                         (CLASS RR) BETWEEN REGISTRANT AND
                         COUNSELLORS SECURITIES INC.
>

                   (II)  DISTRIBUTION AGREEMENT SUPPLEMENT
                         (CLASS SS) BETWEEN REGISTRANT AND
                         COUNSELLORS SECURITIES INC.

                                                                      SEE NOTE #
                                                                      ----------

                (7)      Fund Office Retirement Profit-Sharing and             7
                         Trust Agreement, dated as of October 24, 1990.

                (8) (a)  Custodian Agreement between Registrant and            3
                         Provident  National  Bank  dated as of  August  16,
                         1988.

                    (b)  Sub-Custodian Agreement among                        10
                         The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992,
                         relating   to  custody  of   Registrant's   foreign
                         securities.

                    (e)  Amendment No. 1 to Custodian Agreement                9
                         dated August 16, 1988.

                    (f)  Agreement between Brown Brothers Harriman            10
                         & Co. and Registrant on behalf of
                         BEA International Equity Portfolio,
                         dated September 18, 1992.

                    (g)  Agreement between Brown Brothers Harriman &          10
                         Co. and Registrant on behalf of BEA
                         Strategic Fixed Income Portfolio, dated
                         September 18, 1992.

                    (h)  Agreement between Brown Brothers Harriman            10
                         & Co. and Registrant on behalf of
                         BEA Emerging Markets Equity Portfolio,
                         dated September 18, 1992.

                    (i)  Agreement between Brown Brothers Harriman            15
                         & Co.  and  Registrant  on behalf  of BEA  Emerging
                         Markets  Equity,  BEA  International   Equity,  BEA
                         Strategic Fixed Income and BEA Global Fixed Income Portfolios, dated as of November 29, 1993.

                    (j)  Agreement between Brown Brothers Harriman            15
                         & Co. and Registrant on behalf of
                         BEA U.S. Core Equity and BEA U.S. Core
                         Fixed Income Portfolio dated as of
                         November 29, 1993.

                    (k)  Custodian Contract between                           18
                         Registrant and State Street Bank and
                         Trust Company.


                    (l)  Custody Agreement between the                        23
                         Registrant and Custodial Trust Company on behalf of NI Micro Cap Fund, NI Growth Fund

                                                                      SEE NOTE #
                                                                      ----------

                         and NI Growth & Value Fund, Portfolios of the
                         Registrant.


                    (M)  CUSTODIAN AGREEMENT SUPPLEMENT BETWEEN
                         REGISTRANT AND PNC BANK, NATIONAL
                         ASSOCIATION DATED OCTOBER 16, 1996


                (9) (a)  Transfer Agency Agreement (Sansom Street)             3
                         between Registrant and Provident
                         Financial Processing Corporation,
                         dated as of August 16, 1988.

                    (b)  Transfer Agency Agreement (Cash Preservation)         3
                         between Registrant and Provident Financial
                         Processing  Corporation,  dated  as of  August  16,
                         1988.

                    (c)  Shareholder Servicing Agreement                       3
                         (Sansom Street Money).

                    (d)  Shareholder Servicing Agreement                       3
                         (Sansom Street Tax-Free Money).

                    (e)  Shareholder Servicing Agreement                       3
                         (Sansom Street Government Money).

                    (f)  Shareholder Services Plan                             3
                         (Sansom Street Money).

                    (g)  Shareholder Services Plan                             3
                         (Sansom Street Tax-Free Money).

                    (h)  Shareholder Services Plan                             3
                         (Sansom Street Government Money).

                    (i)  Transfer Agency Agreement (SafeGuard)                3
                         between Registrant and Provident Financial
                         Processing Corporation, dated as of August 16, 1988.

                    (j)  Transfer Agency Agreement (Bedford)                   3
                         between Registrant and Provident
                         Financial Processing Corporation,
                         dated as of August 16, 1988.

                    (k)  Transfer Agency Agreement                             7
                         (Income Opportunities) between Registrant and Provident Financial Processing
                         Corporation dated June 25, 1990.

                                                                      SEE NOTE #
                                                                      ----------

                    (l)  Administration and Accounting Services                8
                         Agreement between Registrant and Provident
                         Financial Processing Corporation, relating to Government Securities Portfolio, dated as of April
                         10, 1991.

                    (m)  Administration and Accounting Services                9
                         Agreement   between    Registrant   and   Provident
                         Financial Processing Corporation, relating to New York Municipal Money Market Portfolio dated as of November 5, 1991.

                    (n)  Administration and Accounting Services                9
                         Agreement between Registrant and Provident
                         Financial  Processing   Corporation,   relating  to
                         Equity Portfolio dated as of November 5, 1991.

                    (o)  Administration and Accounting Services                9
                         Agreement between Registrant and Provident
                         Financial Processing Corporation, relating to High Yield Bond Portfolio, dated as of April 10, 1991.

                    (p)  Administration and Accounting Services               10
                         Agreement between Registrant and Provident
                         Financial Processing Corporation
                         (International) dated September 18, 1992.

                    (q)  Administration and Accounting Services               10
                         Agreement between Registrant and Provident
                         Financial Processing Corporation (Strategic) ated September 18, 1992;

                    (r)  Administration and Accounting Services               10
                         Agreement between Registrant and Provident
                         Financial Processing Corporation (Emerging) dated September 18, 1992.

                    (s)  Transfer Agency Agreement and Supplements             9
                         (Bradford, Alpha, Beta, Gamma, Delta,
                         Epsilon, Zeta, Eta and Theta) between
                         Registrant and Provident Financial
                         Processing Corporation dated as of
                         November 5, 1991.

                                                                      SEE NOTE #
                                                                      ----------

                    (t)  Transfer Agency Agreement Supplement                 10
                         (BEA) between Registrant and Provident Financial Processing Corporation dated as of September 18, 1992.

                    (u)  Administrative Services Agreement between            10
                         Registrant and Counsellor's Fund
                         Services, Inc. (BEA Portfolios)
                         dated September 18, 1992.

                    (v)  Administration and Accounting Services              10
                         Agreement between Registrant and Provident
                         Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992.

                    (w)  Transfer Agency Agreement Supplement                 12
                         (Laffer) between Registrant and PFPC Inc.
                         dated as of July 21, 1993.

                    (x)  Administration and Accounting Services               12
                         Agreement   between   Registrant   and  PFPC  Inc.,
                         relating to  Laffer/Canto  Equity Fund,  dated July
                         21, 1993.

                    (y)  Transfer Agency Agreement Supplement                 15
                         (BEA U.S. Core Equity, BEA U.S.
                         Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund) between
                         Registrant and PFPC Inc. dated as of
                         October 27, 1993.

                    (z)  Administration and Accounting Services               15
                         Agreement between Registrant and PFPC Inc.
                         relating to (Core Equity) dated as of
                         October 27, 1993.

                   (aa)  Administration and Accounting Services               15
                         Agreement between Registrant and PFPC Inc.
                         (Core Fixed Income) dated October 27, 1993.

                   (bb)  Administration and Accounting Services               15
                         Agreement between Registrant and
                         PFPC Inc. (International Fixed Income)
                         dated October 27, 1993

                   (cc)  Administration and Accounting Services               15
                         Agreement between Registrant and PFPC Inc.
                         (Municipal Bond) dated October 27, 1993.

                                                                      SEE NOTE #
                                                                      ----------

                   (dd)  Transfer Agency Agreement Supplement                 18
                         (BEA Balanced and Short Duration) between
                         Registrant and PFPC Inc. dated
                         October 26, 1994.

                   (ee)  Administration and Accounting Services               18
                         Agreement between Registrant and PFPC Inc.
                         (BEA Balanced) dated October 26, 1994.

                   (ff)  Administration and Accounting Services               18
                         Agreement between Registrant and PFPC Inc.
                         (BEA Short Duration) dated October 26, 1994.

                   (gg)  Co-Administration Agreement between                  18
                         Registrant and PFPC Inc. (Warburg Pincus
                         Growth & Income Fund) dated August 4, 1994.

                   (hh)  Co-Administration Agreement between                  18
                         Registrant and PFPC Inc. (Warburg Pincus
                         Balanced Fund) dated August 4, 1994.

                   (ii)  Co-Administration Agreement between                  18
                         Registrant and Counsellors Funds Services,
                         Inc. (Warburg Pincus Growth & Income Fund) dated August 4, 1994.

                   (jj)  Co-Administration Agreement between                  18
                         Registrant and Counsellors Funds Services,
                         Inc. (Warburg Pincus Balanced Fund) dated
                         August 4, 1994.

                   (kk)  Administrative Services Agreement Supplement         18
                         between Registrant and Counsellor's Fund
                         Services, Inc. (BEA Classes) dated
                         October 26, 1994.

                   (ll)  Co-Administration Agreement between                  21
                         Registrant and PFPC Inc. (Warburg Pincus
                         Tax Free Fund) dated March 31, 1995.

                   (mm)  Co-Administration Agreement between                  21
                         Registrant and Counsellors Funds
                         Services, Inc. (Warburg Pincus Tax Free
                         Fund) dated March 31, 1995.

                   (nn)  Transfer Agency and Service Agreement                21
                         between Registrant and State Street
                         Bank and Trust Company and PFPC, Inc.
                         dated February 1, 1995.

                                                                      SEE NOTE #
                                                                      ----------



                   (oo)  Supplement  to Transfer  Agency and Service          21
                         Agreement  between Registrant, State Street
                         Bank and Trust  Company,  Inc. and PFPC
                         dated April 10, 1995.

                   (pp)  Amended and Restated Credit Agreement dated          22
                         December 15, 1994.

                   (qq)  Transfer Agency Agreement Supplement (ni             23
                         Micro Cap Fund, NI Growth Fund and
                         NI Growth & Value Fund) between
                         Registrant and PFPC, Inc. dated April 24, 1996.

                   (rr)  Administration and Accounting Services               23
                         Agreement between Registrant and PFPC, Inc.
                         (NI Micro Cap Fund) dated April 24, 1996.

                   (ss)  Administration and Accounting Services               23
                         Agreement between Registrant and PFPC, Inc.
                         (NI Growth Fund) dated April 24, 1996.

                   (tt)  Administration and Accounting Services               23
                         Agreement between Registrant and PFPC, Inc.
                         (NI Growth & Value Fund) dated April 24,
                         1996.

                   (uu)  Administrative Services Agreement between           23
                         Registrant and Counsellors Fund Services,
                         Inc. (NI Micro Cap Fund, NI
                         Growth Fund and NI Growth &
                         Value Fund) dated April 24, 1996.


                   (vv)  Administration and Accounting Services               24
                         Agreement between Registrant and PFPC, Inc.
                         (BEA Global Telecommunications).

                   (ww)  Co-Administration Agreement between                  24
                         Registrant Investor and BEA Associates
                         (BEA International Equity Investor
                         Portfolio).

                   (xx)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         International Equity Advisor Portfolio).

                   (yy)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         Emerging Markets Equity Investor
                         Portfolio).

                                                                      SEE NOTE #
                                                                      ----------


                   (zz)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         Emerging Markets Equity Advisor
                         Portfolio).

                  (aaa)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         High Yield Investor Portfolio).

                  (bbb)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         High Yield Advisor Portfolio).

                  (ccc)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         Global Telecommunications Investor
                         Portfolio).

                  (ddd)  Co-Administration Agreement between                  24
                         Registrant and BEA Associates (BEA
                         Global Telecommunications Advisor
                         Portfolio).

                  (eee)  Transfer Agreement and Service                       24
                         Agreement between Registrant and State
                         Street Bank and Trust Company.


                  (FFF)  ADMINISTRATION AND ACCOUNTING SERVICES
                         SUPPLEMENT BETWEEN THE REGISTRANT AND
                         PFPC INC. DATED OCTOBER 16, 1996 (BOSTON
                         PARTNERS LARGE CAP VALUE FUND).

                  (GGG)  TRANSFER AGENCY AGREEMENT SUPPLEMENT
                         BETWEEN REGISTRANT AND PFPC INC. (BOSTON
                         PARTNERS INSTITUTIONAL CLASS).

                  (HHH) TRANSFER AGENCY AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC INC. (BOSTON PARTNERS INVESTOR CLASS).

                  (III) TRANSFER AGENCY AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC INC. (BOSTON PARTNERS ADVISOR CLASS).


                (10)(a)  Incorporated by reference herein to
                         Registrant's 24f-2 Notice for the
                         fiscal year ended August 31, 1996
                         filed on October 28, 1996.  Opinion
                         of Counsel.

                (10)(b)      Consent of Counsel.

                                                                      SEE NOTE #
                                                                      ----------


                (11)     Consent of Independent Accountants.

                (12)     None.

                (13)(a)  Subscription Agreement (relating to                   2
                          Classes A through N).

                    (b)  Subscription Agreement between Registrant            7
                         and Planco Financial Services, Inc.,
                         relating to Classes O and P.

                    (c)  Subscription Agreement between Registrant and         7
                         Planco Financial Services, Inc., relating to
                         Class Q.

                    (d)  Subscription Agreement between Registrant             9
                         and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4.

                    (e)  Subscription Agreement between Registrant            10
                         and Counsellors Securities Inc. relating to Classes T, U and V.

                    (f)  Subscription Agreement between Registrant            18
                         and Counsellor's Securities Inc. relating to Classes BB and CC.

                    (g)  Purchase Agreement between Registrant and            21
                         Counsellors Securities Inc. relating to
                         Class DD (Warburg Pincus Growth & Income
                         Fund Series 2).

                    (h)  Purchase Agreement between Registrant and            21
                         Counsellors Securities Inc. relating to
                         Class EE (Warburg Pincus Balanced Fund
                         Series 2).

                    (i)  Purchase Agreement between Registrant and            23
                         Numeric Investors, L.P. relating to
                         Class FF (NI Micro Cap Fund).

                    (j)  Purchase Agreement between Registrant and            23
                         Numeric Investors, L.P. relating to
                         Class GG (NI Growth Fund).

                    (k)  Purchase Agreement between Registrant and            23
                         Numeric Investors, L.P. relating to
                         Class HH (NI Growth & Value Fund)

                                                                      SEE NOTE #
                                                                      ----------

                    (l)  Subscription Agreement between                       24
                         Registrant and Counsellors Securities,
                         Inc. relating to Classes II through PP.

                (14)     None.

                (15)(a)  Plan of Distribution (Sansom Street Money).           3

                    (b)  Plan of Distribution (Sansom Street Tax-Free          3
                         Money).

                    (c)  Plan of Distribution (Sansom Street                   3
                          Government Money).

                    (d)  Plan of Distribution (Cash Preservation               3
                          Money).

                    (e)  Plan of Distribution (Cash Preservation               3
                         Tax-Free Money).

                    (f)  Plan of Distribution (SafeGuard Equity).              3

                    (g)  Plan of Distribution                                  3
                         (SafeGuard Fixed Income).

                    (h)  Plan of Distribution (SafeGuard Balanced).            3

                    (i)  Plan of Distribution (SafeGuard Tax-Free).            3

                    (j)  Plan of Distribution (SafeGuard Money).               3

                    (k)  Plan of Distribution (SafeGuard Tax-Free
                         Money).                                               3

                    (l)  Plan of Distribution (Bedford Money).                 3

                    (m)  Plan of Distribution (Bedford Tax-Free                3
                         Money).

                    (n)  Plan of Distribution (Bedford Government              3
                         Money).

                    (o)  Plan of Distribution (Bedford New York                7
                         Municipal Money).

                    (p)  Plan of Distribution (SafeGuard Governmen             7
                         Securities).

                    (q)  Plan of Distribution (Income Opportunities            7
                         High Yield).

                                                                      SEE NOTE #
                                                                      ----------

                    (r)  Amendment No. 1 to Plans of Distribution              8
                         (Classes A through Q).

                    (s)  Plan of Distribution (Bradford Tax-Free               9
                         Money).

                    (t)  Plan of Distribution (Bradford Government             9
                         Money).

                    (u)  Plan of Distribution (Alpha Money).                   9

                    (v)  Plan of Distribution (Alpha Tax-Free                  9
                         Money).

                    (w)  Plan of Distribution (Alpha Government                9
                         Money).

                    (x)  Plan of Distribution (Alpha New York                  9
                         Money).

                    (y)  Plan of Distribution (Beta Money).                    9

                    (z)  Plan of Distribution (Beta Tax-Free                   9
                         Money).

                   (aa)  Plan of Distribution (Beta Government                 9
                         Money).

                   (bb)  Plan of Distribution (Beta New York                   9
                         Money).

                   (cc)  Plan of Distribution (Gamma Money).                   9

                   (dd)  Plan of Distribution (Gamma Tax-Free                  9
                         Money).

                   (ee)  Plan of Distribution (Gamma Government                9
                         Money).

                   (ff)  Plan of Distribution (Gamma New York                  9
                         Money).

                   (gg)  Plan of Distribution (Delta Money).                   9

                   (hh)  Plan of Distribution (Delta Tax-Free                  9
                         Money).

                   (ii)  Plan of Distribution (Delta Government                9
                         Money).

                                                                      SEE NOTE #
                                                                      ----------

                   (jj)  Plan of Distribution (Delta New York                  9
                         Money).

                   (kk)  Plan of Distribution (Epsilon Money).                 9

                   (ll)  Plan of Distribution (Epsilon Tax-Free                9
                         Money).

                   (mm)  Plan of Distribution (Epsilon Government              9
                         Money).

                   (nn)  Plan of Distribution (Epsilon New York                9
                         Money).

                   (oo)  Plan of Distribution (Zeta Money).                    9

                   (pp)  Plan of Distribution (Zeta Tax-Free                   9
                         Money).

                   (qq)  Plan of Distribution (Zeta Government                 9
                         Money).

                   (rr)  Plan of Distribution (Zeta New York                   9
                         Money).

                   (ss)  Plan of Distribution (Eta Money).                     9

                   (tt)  Plan of Distribution (Eta Tax-Free Money).            9

                   (uu)  Plan of Distribution (Eta Government                  9
                         Money).

                   (vv)  Plan of Distribution (Eta New York                    9
                         Money).

                   (ww)  Plan of Distribution (Theta Money).                   9

                   (xx)  Plan of Distribution (Theta Tax-Free                  9
                         Money).

                   (yy)  Plan of Distribution (Theta Government                9
                         Money).

                   (zz)  Plan of Distribution (Theta New York                  9
                         Money).

                  (aaa)  Plan of Distribution (Laffer Equity).                12

                  (bbb)  Plan Distribution (Warburg Pincus Growth             18
                         & Income Series 2).

                                                                      SEE NOTE #
                                                                      ----------

                  (ccc)  Plan of Distribution (Warburg Pincus                 18
                         Balanced Series 2).


                  (ddd)  Plan of Distribution (BEA                            24
                         International Equity Investor).


                  (eee)  Plan of Distribution (BEA                            24
                         International Equity Advisor).

                  (fff)  Plan of Distribution (BEA Emerging                   24
                         Markets Equity Investor).

                  (ggg)  Plan of Distribution (BEA Emerging                   24
                         Markets Equity Advisor).

                  (hhh)  Plan of Distribution (BEA High Yield                 24
                         Investor).

                  (iii)  Plan of Distribution (BEA High Yield                 24
                         Advisor).

                  (jjj)  Plan of Distribution (BEA Global                     24
                         Telecommunications Investor).

                  (kkk)  Plan of Distribution (BEA Global                     24
                         Telecommunications Advisor).

                  (LLL)  PLAN OF DISTRIBUTION (BOSTON PARTNERS
                         LARGE CAP VALUE FUND INSTITUTIONAL
                         CLASS)

                  (MMM)  PLAN OF DISTRIBUTION (BOSTON PARTNERS
                         LARGE CAP VALUE FUND INVESTOR CLASS)

                  (NNN)  PLAN OF DISTRIBUTION (BOSTON PARTNERS
                         LARGE CAP VALUE FUND ADVISOR CLASS)


                  (16)   Schedule of Computation of Performance                3
                         Quotations.


                  (17)   Financial Data Schedule
                         NONE


                  (18)   Rule 18f-3 Plan.                                     21

                  (19)   Representation of Ballard Spahr Andrews
                         & Ingersoll pursuant to Rule 485(b) under the Securities Act of 1933.

-----------------

NOTE #
------

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's
        Registration Statement (No. 33-20827) filed on July 12,
        1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's
        Registration Statement (No. 33-20827) filed on March 23,
        1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's
        Registration Statement (No. 33-20827) filed on October 25,
        1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's
        Registration Statement (No. 33-20827) filed on April 27,
        1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's
        Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's
        Registration Statement (No. 33-20827) filed on December 14,
        1990.

NOTE #
------

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 24,
        1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's
        Registration Statement (No. 33-20827) filed on July 15,
        1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 22,
        1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's
        Registration Statement (No. 33-20827) filed on December 16,
        1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's
        Registrant
        Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's
        Registration Statement (No. 33-20827) filed on July 27,
        1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 29,
        1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's
        Registration Statement (No. 33-20827) filed on December 21,
        1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 14,
        1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 21,
        1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 28,
        1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's
        Registration Statement (No. 33-20827) filed on December 19,
        1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's
        Registration Statement (No. 33-20827) filed on March 31,
        1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 6,
        1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 25,
        1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's
        Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of
        Post-Effective Amendment No. 37 to the Registrant's
        Registration
        Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's
        Registration Statement (No. 33-20827) filed on October 11,
        1996.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

               None.

Item 26. NUMBER OF HOLDERS OF SECURITIES

               The following information is given as of November 6, 1996.

        TITLE OF CLASS OF COMMON STOCK                  NUMBER OF RECORD HOLDERS
        ------------------------------                  ------------------------
        a)     RBB Money Market                                      11
        b)     RBB Municipal Money Market                             2
        c)     Cash Preservation Money Market                        35
        d)     Cash Preservation Municipal Money Market              65
        e)     Sansom Street Money Market                             3
        f)     Sansom Street Municipal Money Market                   0
        g)     Sansom Street Government Obligations                   0
               Money Market
        h)     Bedford Money Market                             231,060
        i)     Bedford Municipal Money Market                     6,818
        j)     Bedford Government Obligations Money               6,778
               Market
        k)     Bedford New York Municipal Money Market            2,917
        l)     RBB Government Securities                            620
        m)     Bradford Municipal Money Market                        1
        n)     Bradford Government Obligations Money                  1
               Market

        o)     BEA International Equity                             206
        p)     BEA High Yield                                        48
        q)     BEA Emerging Markets Equity                           37
        r)     BEA U.S. Core Equity                                  70
        s)     BEA U.S. Core Fixed Income                            49
        t)     BEA U.S. Global Fixed Income                          10
        u)     BEA Municipal Bond fund                               35
        v)     BEA Short Duration                                     0
        w)     BEA Balanced                                           0
        x)     BEA Telecommunications                                 0
        y)     Janney Montgomery ^ SCOT                               1
                                   ----                               -
               Money Market
        z)     Janney Montgomery Scott                                1
               Municipal Money Market
        aa)    Janney Montgomery Scott                                1
               Government Obligations Money Market
        bb)    Janney Montgomery Scott                                1
               New York Municipal Money Market
        cc)    ni Micro Cap                                        1053
        dd)    ni Growth                                           2182
        ee)    ni Growth & Value                                    679

Item 27. INDEMNIFICATION

     Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

          Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     Information as to any other business, profession, vocation or employment of a substantial nature in which any directors and officers of PIMC, BEA, NUMERIC and BOSTON PARTNERS are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's Form ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's Form ADV (File No. 801-37170) filed on March 30, 1993, Schedules B and D of Numeric's Form ADV (File No. 801-35649) filed on November 22, 1995, AND SCHEDULES OF BOSTON PARTNERS' FORM ADV (FILE NO. 801-49059) FILED ON OCTOBER 2, 1996, respectively.


     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National
Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                         PNC BANK, NATIONAL ASSOCIATION

                             Directors and Officers

     To the knowledge of Registrant, none of the directors or officers of PNC except those set forth below, is or has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of PNC Bank also hold various positions with, and engage in business for, PNC Bank Corp. (formerly PNC Financial Corp), which owns all the outstanding stock of PNC Bank, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of PNC Bank who are engaged in any other business, profession, vocation or employment of substantial nature.

                         PNC BANK, NATIONAL ASSOCIATION

POSITION WITH
  PNC BANK,
  NATIONAL                               OTHER BUSINESS               TYPE OF
 ASSOCIATION     NAME                    CONNECTIONS                  BUSINESS
 -----------     ----                    -----------                  --------


Director         B.R. Brown             President and C.E.O. of       Coal
                                        Consol, Inc.
                                        Pittsburgh, PA (22)

Director         Constance E. Clayton   ASSOCIATE DEAN, SCHOOL        Educator
                                        OF HEALTH AND PROFESSOR       Medical
                                        OF PEDIATRICS
                                        MEDICAL COLLEGE OF PA
                                        Philadelphia, PA (23)

Director         F. Eugene Dixon, Jr.   Private Trustee               Trustee
                                        Lafayette Hill, PA (24)
^
Director         Dr. Stuart Heydt       President and C.E.O.          Medical
                                        Geisinger Foundation
                                        Danville, PA (27)

Director         Edward P. Junker, III                                Chairman
and C.E.O.       Banking
                                        Marine Bank
                                        Erie, PA (26)

Director         Thomas A. McConomy     President, C.E.O. and
Manufacturing
                                        Chairman, Calgon Carbon
                                        Corporation
                                        Pittsburgh, PA (28)

Director         Thomas H. O'Brien      Chairman and C.E.O.           Bank
Holding
                                        PNC Bank Corp. (14)

Director         Dr. J. Dennis O'Connor Chancellor                   Education
                                        University of Pittsburgh
                                        Pittsburgh, PA (29)

Director         Rocco A. Ortenzio      Chairman and C.E.O.           Medical
                                        Continental Medical Systems,
                                        Inc.
                                        Mechanicsburg, PA (30)

DIRECTOR         JANE G. PEPPER         PRESIDENT                   HORTICULTURE
                                        PENNSYLVANIA HORTICULTURE
                                        SOCIETY
                                        325 WALNUT STREET
                                        PHILADELPHIA, PA  19106

POSITION WITH
  PNC BANK,
  NATIONAL                             OTHER BUSINESS               TYPE OF
 ASSOCIATION     NAME                  CONNECTIONS                  BUSINESS
 -----------     ----                  -----------                  --------
Director         Robert C. Robb, Jr.   Partner                      Financial
                                       Lewis, Eckert,               and
                                       Robb &                       Management
                                       Company                      Consultants
                                       Plymouth Meeting, PA (31)

Director         Daniel M. Rooney      President, Pittsburgh         Football
                                       Steelers Football Club
                                       of the National Football
                                       League
                                       Pittsburgh, PA (32)

Director         Seth E. Schofield     Chairman, President and       Airline
                                       C.E.O.
                                       USAir Group, Inc. and
                                       USAir, Inc.
                                       Arlington, VA (33)

President and    James E. Rohr         President                     Bank
Chief Executive                        PNC Bank                      Holding
Officer                                Corp.                         Company
                                       (14)

President and    Bruce E. Robbins      None.
Chief Executive
Officer of PNC
Bank, National
Association,
Pittsburgh

Senior Executive                       Edward V. Randall, Jr.        None.
Vice President

Executive        J. Richard Carnall    Director                      Banking
Vice President                         PNC National Bank (2)

                                       Chairman and Director         Financial-
                                       PFPC Inc. (3)                 Related
                                                                     Services

                                       Director
                                       PNC Trust Company             Fiduciary
                                       of New York (11)              Activities

                                       Director                      Equipment
                                       Hayden Bolts, Inc.*           Leasing

                                       Director,                     Real Estate
                                       Parkway Real Estate
                                       Company*

POSITION WITH
  PNC BANK,
  NATIONAL                              OTHER BUSINESS               TYPE OF
 ASSOCIATION     NAME                   CONNECTIONS                  BUSINESS
 -----------     ----                   -----------                  --------

                                        Director                      Investment
                                        Provident Capital             Advisory
                                        Management, Inc. (5)

                                        Director                      Investment
                                        Advanced Investment           Advisory
                                        Management, Inc. (15)

                                        DIRECTOR                      FINANCIAL
                                        PNC ASSET MANAGEMENT          RELATED
                                        GROUP, INC.                   SERVICES
                                        PFPC INTERNATIONAL LTD.
                                        PFPC INTERNATIONAL
                                        (CAYMAN) LTD.

                                        CHAIRMAN                      FINANCIAL
                                        INTERNATIONAL DOLLAR          RELATED
                                        RESERVE FUND, LTD.            SERVICES

Executive        Richard C. Caldwell    Director                      Banking
Vice President                          PNC National Bank (2)

                                        Director                      Investment
                                        Provident Capital             Advisory
                                        Management, Inc. (5)

                                        Director                      Fiduciary
                                        PNC Trust Company             Activities
                                        of New York (11)

                                        Executive Vice President      Bank
                                        PNC Bank                      Holding
                                        Corp. (14)                    Company

                                        Director                      Investment
                                        Advanced Investment           Advisory
                                        Management, Inc. (15)

                                        Director                      Banking
                                        PNC Bank, New Jersey,
                                        New Jersey, National
                                        Association (16)

                                        Director                      Financial-
                                        PFPC Inc. (3)                 Related
                                                                      Services

                                        CHAIRMAN, DIRECTOR &          INVESTMENT
                                        CEO                           ADVISORY
                                        PNC ASSET MANAGEMENT
                                        GROUP, INC.

POSITION WITH
  PNC BANK,
  NATIONAL                              OTHER BUSINESS               TYPE OF
 ASSOCIATION     NAME                   CONNECTIONS                  BUSINESS
 -----------     ----                   -----------                  --------

                                        DIRECTOR                      MUTUAL
                                        COMPASS CAPITAL GROUP,        FUND
                                        INC.
                                        BLACKROCK FINANCIAL
                                        MANAGEMENT, INC.

                                        PNC EQUITY ADVISORS CO.       INVESTMENT
                                                                      ADVISORY

                                        PNC BANK, NEW ENGLAND         BANKING

Executive Vice   Herbert G.             None.
President        Summerfield, Jr.

Executive Vice   Joe R. Irwin           None.
President

President and    Richard L. Smoot       Senior Vice President         Banking
Chief Executive                                                       Operations
Officer of PNC                          PNC Bank Corp. (20)
Bank, National
Association,                            Director                      Fiduciary
Philadelphia                            PNC Trust Company of          Activities
                                        New York (11)

                                        Director                      Investment
                                        PNC Institutional             Advisory
                                        Management Corporation (28)

                                        Director                      Financial
                                        PFPC Inc. (3)                 Related
                                                                      Services

                                        DIRECTOR, CHAIRMAN &          BANKING
                                        President
                                        PNC BANK, NEW JERSEY,
                                        NATIONAL ASSOC.

                                        DIRECTOR, CHAIRMAN & CEO      BANKING
                                        PNC NATIONAL BANK

                                        DIRECTOR & CHAIRMAN           LEASING
                                        PNC CREDIT CORP.

Senior Vice      George Lula            None.
President

Secretary        William F. Strome      Director
International
                                        PNC Bank                      Banking
                                        International (35)            Services

POSITION WITH
  PNC BANK,
  NATIONAL                              OTHER BUSINESS               TYPE OF
 ASSOCIATION     NAME                   CONNECTIONS                  BUSINESS
 -----------     ----                   -----------                  --------

                                        Managing General              Bank
                                        Counsel and                   Holding
                                        Senior Vice President         Company
                                        PNC Bank Corp.

Senior Vice      James P. Conley        None.
President/
Credit Policy


--------------------

* For more information, contact William F. Strome, PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101.



(1)     PNC Bank, National Association, 120 S. 17th Street,
        Philadelphia, PA  19103.
(2)     PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.
(3)     PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.
(4)     PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.
(5)     Provident Capital Management, Inc., 30 S. 17th Street, Site
        1500, Philadelphia, PA 19103.
(6)     PNC National Investment Corporation, Broad and Chestnut
        Streets, Philadelphia, PA 19101.
(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(8)     Provident Realty, Inc., Broad and Chestnut Streets,
        Philadelphia, PA 19101.
(9)     PNC Bancorp, Inc. 3411 Silverside Park, Wilmington, DE
        19810
(10)    PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604,
        Cherry Hill, NJ 08034.
(11)    PNC Trust Company of New York, 40 Broad Street, New York, NY
        10084.
(12)    Provcor Properties, Inc., Broad and Chestnut Streets,
        Philadelphia, PA 19101.
(13)    PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.
(14)    PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA
        15265.
(15)    Advanced Investment Management, Inc., 27th Floor, One Oliver
        Plaza, Pittsburgh, PA 15265.
(16) PNC Bank of New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.
(17) PNC Institutional Management Corporation, 400 Bellevue Parkway, Wilmington, DE 19809.
(18)    Provident National Leasing Corporation, Broad and Chestnut
        Streets, Philadelphia, PA 19101
(19) Provident National Bank Corp. New Jersey, 1 Centennial Square, Haddonfield, NJ 08033
(20)    The Clayton Bank and Trust Company, Clayton, DE 19938
(21)    Keystone Life Insurance Company, 1207 Chestnut Street,
        Philadelphia, PA  19107-4101
(22)    Consol, Inc., Consol Plaza, Pittsburgh, PA  15241
(23)    MEDICAL COLLEGE OF PA, HAHNEMANN UNIVERSITY, U30 EAST
        SEDGWICK STREET, Philadelphia, PA 19119
(24)    F. Eugene Dixon, Jr., Private Trustee, 665 Thomas Road,
        Lafayette Hill, PA  19444-0178

(25)    Lord Corporation, 2000 W. Grandview Boulevard, Erie, PA  16514
(26)    Marine Bank, Ninth and State Streets, Erie, PA  16553
(27)    Geisinger Foundation, 100 N. Academy Avenue, Danville, PA  17822
(28)    Calgon Carbon Corporation, P.O. Box 717, Pittsburgh, PA
        15230-0717
(29)    University of Pittsburgh, 107 Cathedral of Learning,
        Pittsburgh, PA 15260
(30)    Continental Medical Systems, Inc., P.O. Box 715, Mechanicsburg,
        PA  17055
(31)    Lewis, Eckert, Robb & Company, 425 One Plymouth Meeting,
        Plymouth Meeting, PA  19462
(32)    Football Club of the National Football League, 300 Stadium
        Circle, Pittsburgh, PA  15212
(33)    USAir Group, Inc. and USAir, Inc., 2345 Crystal Drive,
        Arlington, VA  22227
(34) Bell of Pennsylvania, One Parkway, Philadelphia, PA 19102 (35) PNC Bank International, 5th and Wood Streets, Pittsburgh, PA 15222

Item 29. PRINCIPAL UNDERWRITER

     (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

       Warburg,  Pincus Cash Reserve Fund
       Warburg,  Pincus New York Tax Exempt  Fund
       Warburg,  Pincus  New  York  Municipal  Bond  Fund
       Warburg,  Pincus Intermediate  Maturity Government Fund
       Warburg,  Pincus Fixed  Income Fund
       Warburg,  Pincus  Global Fixed Income Fund
       Warburg,  Pincus Capital Appreciation Fund
       Warburg,  Pincus Emerging Growth Fund
       Warburg,  Pincus  International Equity Fund
       Warburg,  Pincus Japan OTC Fund
       Counsellors  Tandem  Securities Fund
       Warburg Pincus Growth & Income Fund
       Warburg Pincus Balanced Fund
       Warburg Pincus Tax Free Fund

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

     (b) Information for each director or officer of the Distributor is set forth below:

NAME AND PRINCIPAL              POSITIONS AND OFFICES     POSITIONS AND OFFICES
 BUSINESS ADDRESS               WITH THE DISTRIBUTOR         WITH REGISTRANT
 ----------------               --------------------         ---------------
John L. Vogelstein                    Director
466 Lexington Avenue
New York, New York  10017

Lionel I. Pincus                      Director
466 Lexington Avenue
New York, New York  10017

Reuben S. Leibowitz                   Director,
466 Lexington Avenue                  President and Chief
New York, New York  10017             Financial Officer

John L. Furth                         Director
466 Lexington Avenue
New York, New York  10017

Arnold M. Reichman                    Vice President,                  Director
466 Lexington Avenue                  Secretary and
New York, New York  10017             Chief Operating Officer

Roger Reinlieb                        Vice President
466 Lexington Avenue
New York, New York  10017

Karen Amato                          Assistant Secretary
466 Lexington Avenue
New York, New York  10017

Stephen Distler                      Treasurer
466 Lexington Avenue
New York, New York  10017


     (c) Information as to commissions and other compensation received by the principal underwriter is set forth below.


                      NET
 NAME OF          UNDERWRITING        COMPENSATION
PRINCIPAL         DISCOUNTS AND       ON REDEMPTION          BROKERAGE           OTHER
UNDERWRITER        COMMISSIONS        AND REPURCHASE         COMMISSIONS    COMPENSATION
-----------        -----------        --------------         -----------    ------------
Counsellors       $  0                $  0                  $  0                 $  0
Securities
  Inc.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

       (1)    PNC Bank, National  Association  (successor by merger to Provident
              National  Bank),  1600  Market  Street,  Philadelphia,   PA  19103
              (records relating to its functions as sub-adviser and custodian).

       (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

       (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

       (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington,
              Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

       (5)    Ballard Spahr Andrews & Ingersoll, 1735 Market Street
              - 51st Floor, Philadelphia, Pennsylvania 19103
              (Registrant's Articles of Incorporation, By-Laws and
              Minute Books).

       (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

       (7)    Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York,
              New  York  10017-3147   (records  relating  to  its  functions  as
              investment adviser).


Item 31.     MANAGEMENT SERVICES

             None.


Item 32.     UNDERTAKINGS

             (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

             (b) Registrant hereby undertakes to file a post-effective amendment, using unaudited financial statements for RBB Boston Partners Large Cap Value Fund (Investor Class, Advisor Class and Institutional Class); n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund; BEA International Equity (Investor and Advisor Classes), BEA Emerging Markets Equity (Investor and Advisor Classes), BEA Global Telecommunications (Investor and Advisor Classes) and BEA High Yield (Investor and Advisor Classes) Funds which need not be certified, within four to six months from effective date of this Registration Statement.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on November 22, 1996.


                                                 THE RBB FUND, INC.


                                                 By: /S/ EDWARD J. ROACH
                                                 -----------------------
                                                         Edward J. Roach
                                                         President and
                                                         Treasurer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                     TITLE                      DATE
      ---------                     -----                      ----


/S/ EDWARD J. ROACH          President (Principal            November22, 1996
-------------------
Edward J. Roach              Executive
                             Officer) and
                             Treasurer (Principal
                             Financial and Accounting
                             Officer)

/S/ DONALD VAN RODEN         Director                       November 22, 1996
-----------------------
Donald van Roden


Francis J. McKay             Director

/S/ MARVIN E. STERNBERG      Director                       November 22, 1996
-----------------------
Marvin E. Sternberg

/S/ JULIAN A. BRODSKY        Director                       November 22, 1996
-----------------------
Julian A. Brodsky

/S/ ARNOLD M. REICHMAN      Director                        November 22, 1996
-----------------------
Arnold M. Reichman

/S/ ROBERT SABLOWSKY        Director                       October 22, 1996
-----------------------
Robert Sablowsky

                               THE RBB FUND, INC.

                                   RBB CLASSES
                            CASH PRESERVATION CLASSES
                              SANSOM STREET CLASSES
                                 BEDFORD CLASSES
                                BRADFORD CLASSES
                            BEA INSTITUTIONAL CLASSES
                              BEA INVESTOR CLASSES
                               BEA ADVISOR CLASSES
                       BOSTON PARTNERS INSTITUTIONAL CLASS
                         BOSTON PARTNERS INVESTOR CLASS
                          BOSTON PARTNERS ADVISOR CLASS
                                 JANNEY CLASSES
                                   N/I CLASSES
                                  BETA CLASSES
                                  GAMMA CLASSES
                                  DELTA CLASSES
                                 EPSILON CLASSES
                                  ZETA CLASSES
                                   ETA CLASSES
                                  THETA CLASSES



                                  EXHIBIT INDEX



EXHIBIT

Ex.-99(B)(5)(RR)           INVESTMENT ADVISORY AGREEMENT (BOSTON
                           PARTNERS LARGE CAP VALUE FUND)
EX.-99(B)(6)(GG)           DISTRIBUTION AGREEMENT SUPPLEMENT (CLASS QQ)
EX.-99(B)(6)(HH)           DISTRIBUTION AGREEMENT SUPPLEMENT (CLASS RR)
EX.-99(B)(6)(II)           DISTRIBUTION AGREEMENT SUPPLEMENT (CLASS SS)
EX.-99(B)(8)(M)            CUSTODIAN AGREEMENT SUPPLEMENT
EX.-99(B)(9)(FFF)          ADMINISTRATION AND ACCOUNTING SERVICES
                           SUPPLEMENT
EX.-99(B)(9)(GGG)          TRANSFER AGENCY AGREEMENT SUPPLEMENT (BOSTON
                           PARTNERS INSTITUTIONAL CLASS)
EX.-99(B)(9)(HHH)          TRANSFER AGENCY AGREEMENT SUPPLEMENT (BOSTON
                           PARTNERS INVESTOR CLASS)
EX.-99(B)(9)(III)          TRANSFER AGENCY AGREEMENT SUPPLEMENT (BOSTON
                           PARTNERS ADVISOR CLASS)
EX.-99(B)(10)B             Consent of Counsel
Ex.-99(B)(11)              Consent of Independent Accountants
Ex.-99(B)(15)(LLL)         PLAN OF DISTRIBUTION (BOSTON
                           PARTNERS INSTITUTIONAL CLASS)
EX.-99(B)(15)(MMM)         PLAN OF DISTRIBUTION (BOSTON PARTNERS
                           INVESTOR CLASS)
EX.-99(B)(15)(NNN)         PLAN OF DISTRIBUTION (BOSTON PARTNERS
                           ADVISOR CLASS)
EX.-99(B)(19)              Representation of Ballard Spahr Andrews &
                           Ingersoll